As filed with the Securities and Exchange Commission on April ___, 2010
Registration No. 033-59861
Registration No. 811-07299

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 19	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 37	☑

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT A
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423, Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Offered: The Commodore Nauticus® Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT A
The Commodore Nauticus®
File No. 033-59861
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page

2.	Definitions		Definitions; Glossary of Financial Terms

3.	Synopsis		Overview

4.	Condensed Financial Information

	(a)	Accumulation unit values	Condensed Financial Information

	(b)	Financial Statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a)	Depositor	Annuity Investors Life Insurance Company ®

	(b)	Registrant	The Separate Account

	(c)	Portfolio company	The Portfolios

	(d)	Prospectus	The Portfolios

	(e)	Voting	Voting of Portfolio Shares

	(f)	Administrator	N/A

6.	Deductions and Expenses

	(a)	Deductions	Charges and Deductions

	(b)	Sales load	N/A

	(c)	Special purchase plans	N/A

	(d)	Commissions	Distribution of Variable Annuity Contracts

	(e)	Portfolio company expenses	Expense Tables

	(f)	Operating expenses	Expense Tables

7.	General Description of Variable Annuity Contracts

	(a)	Persons with rights	Persons with Rights Under a Contract

	(b)	(i) Allocations of premium payments	Purchase Payments

		(ii) Transfers	Transfers

		(iii) Exchanges	Additions, Deletions or Substitutions of Subaccounts

	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts

	(d)	Inquiries	How Do I Contact the Company?

	(e)	Frequent transfer risks	Other Restrictions

8.	Annuity Period		Benefit Payment Period

9.	Death Benefit		Death Benefit

Form N-4 Part A Item No.			Heading in Prospectus

10.	Purchases and Contract Values

	(a)	Purchases	Purchase Payments, Investment Options — Allocations; Account Value

	(b)	Valuation	Account Value; Definitions; Charges and Deductions

	(c)	Daily Calculation	Account Value; Definitions

	(d)	Underwriter	Distribution of Variable Account Contracts

11.	Redemptions

	(a)	By owner	Surrender

		By annuitant	N/A

	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program

	(c)	Check delay	Surrender and Withdrawals

	(d)	Involuntary redemption	Termination

	(e)	Free look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Legal Proceedings

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)

15.	Cover Page		(SAI) Cover Page

16.	Table of Contents		(SAI) Table of Contents

17.	General Information and History		(SAI) General Information and History

18.	Services

	(a)	Fees and expenses of registrant	(Prospectus) Expense Tables

	(b)	Management contracts	N/A

	(c)	Custodian	N/A

		Independent auditors	(SAI) Experts

	(d)	Assets of registrant	N/A

	(e)	Affiliated persons	N/A

	(f)	Principal underwriter	N/A

19.	Purchase of Securities Being Offered

	(a)	Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b)	Sales Load	N/A

	(c)	Frequent transfer arrangements	(SAI) Other Restrictions

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a)	Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

Form N-4 Part B Item No.		Heading in Prospectus or SAI (as indicated)

	(b) Other Subaccounts	N/A

22.	Annuity Payments	(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas; Fixed Dollar Payment; Variable Dollar Payment

23.	Financial Statements	(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE NAUTICUS®
GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2010
This prospectus describes group flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The interests of individual participants under a Contract are evidenced by certificates of participation. The description of Contract provisions and values in this prospectus applies to the interests of certificate Owners. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account A (the “Separate Account”). The Contracts currently offer 30 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios	Invesco Variable Insurance Funds*
-Large Company Value Fund-Class I	-Invesco V.I. Capital Development Fund-Series I Shares
-Mid Cap Value Fund-Class I	-Invesco V.I. Core Equity Fund-Series I Shares
-Ultra® Fund-Class I	-Invesco V.I. Government Securities Fund-Series I Shares
-VistaSM Fund-Class I	-Invesco Van Kampen V.I. Core Plus Fixed Income Portfolio - Class I
BlackRock Variable Series Funds, Inc.	-Invesco Van Kampen V.I. U.S. Midcap Value Portfolio-Class I
-Basic Value V.I. Fund-Class I
-Global Allocation V.I. Fund-Class I	Janus Aspen Series
-High Income V.I. Fund-Class I	-Balanced Portfolio-Institutional Shares
-Money Market V.I. Fund-Class I	-Enterprise Portfolio-Institutional Shares
-Forty Portfolio-Institutional Shares
Dreyfus Investment Portfolio	-Overseas Portfolio-Service Shares
-Technology Growth Portfolio-Initial Shares
Morgan Stanley—The Universal Institutional Funds, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares	-Core Plus Fixed Income Portfolio-Class I
-U.S. Real Estate Portfolio-Class I

Dreyfus Stock Index Fund, Inc.-Initial Shares	Oppenheimer Variable Account Funds
-Capital Appreciation Fund/VA-Non-Service Shares
Dreyfus Variable Investment Fund	-Main Street Fund®/VA-Non-Service Shares
-Appreciation Portfolio-Initial Shares
-Opportunistic Small Cap Portfolio-Initial Shares	PIMCO Variable Insurance Trust
-Growth and Income Portfolio-Initial Shares	-High Yield Portfolio-Administrative Class
-Money Market Portfolio	-Real Return Portfolio-Administrative Class

DWS Investments VIT Funds
-Small Cap Index VIP-Class A

*	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.

ii

•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Core Plus Fixed Income Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change their brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2010, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The registration number is 33-59861. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are Not FDIC or NCUSIF Insured

▪	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

▪	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

▪	The Contracts Involve Investment Risk and May Lose Value

DEFINITIONS
Terms
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period.
The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period.
The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Good Order
We cannot process a surrender or withdrawal request until we have received the request in “Good Order” at our Administrative Office. “Good Order” means the actual receipt by us of a surrender or withdrawal request, along with all the information and other legal documentation that we require to process the request. To be in “Good Order,” the surrender or withdrawal request must be sufficiently clear so that we do not need to exercise any discretion to process the request.
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.
SEC
Securities and Exchange Commission
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Additional Details
The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:
•	Variable account value

•	Fixed account value

•	Accumulation Unit Values; and

•	Benefit Unit Values.
EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
Table A: Contract Owner Transaction Expenses
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	5.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)	The transfer fee currently applies to transfers in excess of 12 in any Contract Year.

(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 3%, the maximum loan interest spread is 5%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 5%.

Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Version	Enhanced Version(1)
Annual Contract Maintenance Fee	$25	$25
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.95%
Administration Charge	0.00%	0.00%

Total Separate Account Annual Expenses	1.25%	0.95%

(1)	If you meet certain underwriting criteria established by the Company and the Company expects to incur lower sales and servicing expenses related to your Contract, you will receive the enhanced version of the Contract. The lower mortality and expense risk charge associated with the enhanced version is in recognition of the favorable underwriting of a Contract.

If you surrender the Contract, we will apply the contract maintenance fee at that time.
Table C: Total Annual Portfolio Operating Expenses
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets, and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.29%	1.15%
After contractual fee reductions and/or expense reimbursements	0.29%	1.14%

(1)	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. The shortest period will end on April 30, 2011 and the longest period will end on May 1, 2011.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009. Actual expenses of a Portfolio in future years may be higher or lower.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund.

The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the Invesco Van Kampen V.I. U.S. Real Estate Portfolio. The maximum expenses after reimbursement for the Invesco Van Kampen V.I. U.S. Real Estate Portfolio reflect the rebate of certain Portfolio expenses in connection with the Portfolio’s investments in Morgan Stanley affiliates during the period.
In addition, the DWS Small Cap Index Fund, the Invesco V.I. Capital Development Fund, the Invesco V.I. Core Equity Fund and the Invesco V.I. Government Securities Fund have agreed to contractual fee reductions or expense reimbursements until April 30, 2011, and the Janus Overseas Portfolio has agreed to a contractual fee reduction or expense reimbursement until May 1, 2011.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the Table A above), the Annual Expenses (described in the Table B above), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.
Example 1: Standard Version of Contract with Maximum Fund Operating Expenses

•	You invest $10,000 in the standard version of the Contract for the time periods indicated, and that your investment has a 5% annual return.

•	The annual contract maintenance fee ($25), the maximum Separate Account annual expenses (1.25% for the standard version), and the maximum Portfolio expenses are incurred (1.15% before reimbursement or 1.14% after reimbursement).

In this table, we assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$973	$1,376	$1,866	$3,737
After reimbursement	$971	$1,373	$1,861	$3,725
In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charges does not apply in these situations. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$273	$876	$1,566	$3,737
After reimbursement	$241	$873	$1,561	$3,725
Example 2: Enhanced Version of Contract with Minimum Fund Operating Expenses

•	You invest $10,000 in the enhanced version of the Contract for the time periods indicated, and that your investment has a 5% annual return.

•	The annual contract maintenance fee ($25), the minimum Separate Account annual expenses (0.95% for the enhanced version), and the minimum Portfolio expenses are incurred (0.29%).

In this table, we assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$854	$999	$1,199	$2,189
In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$154	$499	$899	$2,189

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes:

•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.
What Are the Contracts?
The Contracts are group deferred annuities, which are insurance products. The Contracts are sold with either a standard or enhanced fee structure as described in the Expense Tables section in this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and available Fixed Account options. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared from time to time by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. Where required by state law, Contracts may include a right to cancel provision. The Owner will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers between investment options;

▪	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived); and

▪	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2009 are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.
PORTFOLIOS
Overview
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.
Portfolios, Share Classes, Advisors and Portfolio Investment Categories

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Large Company Value Fund	Class I	American Century Investment Management	Domestic equity: Large value
Mid Cap Value Fund	Class I	American Century Investment Management	Domestic equity: Mid cap value
Ultra® Fund	Class I	American Century Investment Management	Domestic equity: Large growth
VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Mid cap growth

BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	Class I	BlackRock Advisors, LLC	Domestic equity: Large value

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Global Allocation V.I. Fund	Class I	BlackRock Advisors, LLC	Balanced: World allocation
High Income V.I. Fund	Class I	BlackRock Advisors, LLC	Specialty bond: High yield bond
Money Market V.I. Fund	Class I	BlackRock Advisors, LLC	Money market: Money market taxable

Dreyfus
Technology Growth Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Technology
The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Mgr: Mellon Capital Management Corp*	Domestic equity: Large blend
Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large blend
Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Small blend

DWS Investments VIT Funds
Small Cap Index VIP	Class A	Deutsche Investment Management Americas	Domestic equity: Small blend

Invesco Variable Insurance Funds+
Invesco V.I. Capital Development Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Mid cap growth
Invesco V.I. Core Equity Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Large blend
Invesco V.I. Government Securities Fund	Series I	Invesco Advisors, Inc.	Government bond: Intermediate government
Invesco Van Kampen V.I. Core Plus Fixed Income Portfolio	Class I	Invesco Advisors, Inc.	General bond: Intermediate-term bond
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio	Class I	Invesco Advisors, Inc.	Domestic equity: Mid cap value

Janus Aspen Series
Balanced Portfolio	Institutional	Janus Capital Management	Balanced: Market allocation
Enterprise Portfolio	Institutional	Janus Capital Management	Domestic equity: Mid cap growth
Forty Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth
Overseas Portfolio	Institutional	Janus Capital Management	International equity: Foreign large growth

Morgan Stanley—The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management Inc.	General bond: Intermediate-term bond
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management Inc.	Specialty stock: Real estate

Oppenheimer Variable Account Funds
Capital Appreciation Fund	Non-Service	OppenheimerFunds	Domestic equity: Large growth
Main Street Fund®	Non-Service	OppenheimerFunds	Domestic equity: Large blend

PIMCO Variable Insurance Trust
High Yield Portfolio	Administrative	Pacific Investment Management	Specialty bond: High yield bond
Real Return Portfolio	Administrative	Pacific Investment Management	General bond: Inflation-protected bond

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

*	An affiliate of The Dreyfus Corporation.

2010 Portfolio Changes — The list above reflects the name changes and transactions described below.

•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Core Plus Fixed Income Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change their brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

THE FIXED ACCOUNTS
The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not transfer amounts to the Fixed Account Option One-Year Guarantee Period.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.
Fixed Accumulation Account
Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest of at least 3% per year. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.
Fixed Account Options with Guarantee Periods
Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be at least 3% but may be higher.
Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.
Renewal of Fixed Account Options with Guarantee Periods
At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.
The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the date on which annuity payments are set to begin (the “latest date”).
If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.
CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the certificates, which are reflected in the Account Value of the certificates, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the CDSC, the annual certificate maintenance fee, transfer fees, and premium taxes, where applicable. There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.
The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for surrender received	0	1	2	3	4	5	6	7+
CDSC as a percentage of purchase payment surrendered	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On partial or full surrenders of purchase payments only, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process full or partial surrenders against purchase payments in the order in which we receive them.

Waivers	▪	Free withdrawal privilege. See the Surrenders section for information.

	▪	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	▪	Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

	▪	If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and certificate has been in force for at least seven years; or (ii) after certificate has been in force fifteen years or more.

	▪	Long-Term Care Waiver Rider. See the Surrenders section for information.

	▪	If the Social Security Administration determines after the certificate is issued that the Owner is “disabled” as it is defined in the Social Security Act of 1935, as amended.

	▪	Successor Owner endorsement. See the Account Value section for information.

	▪	Where required to satisfy state law.
Certificate Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$25.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted from amounts invested in the Subaccounts (but not Fixed Account options) on each anniversary of the effective date of the certificate, and at time of full surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers	▪	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	▪	During the Benefit Payment Period where required to satisfy state law.
Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any certificate year. The Company reserves the right to change the amount of this charge at any time.

When and How Deducted	During the Accumulation Period, we deduct the fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a certificate year. The Company reserves the right to eliminate this waiver at any time.
Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the certificate maintenance fees and transfer fees.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. Contracts with the 1.25% mortality and expense risk charge are referred to as “standard version” Contracts.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, we deduct the charge from the amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “enhanced version” Contracts. The mortality and expense risk charge under an enhanced version Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Other than as described above, the Company will never charge more to a certificate than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Expenses Related to Loans
If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
THE CONTRACTS
Each Contract is an agreement between the Company and the group Contract Owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to the Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.
Right to Cancel
Where required by state law, the Owner of a certificate may cancel it before midnight of the twentieth day following the date the Owner receives the certificate. For a valid cancellation, the certificate must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the certificate or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the certificate, the certificate will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the purchase payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) must make an election within one year of the Owner’s death.
As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules.
Civil Union Partners, Domestic Partners and Same-Gender Married Couples: The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.
ACCUMULATION PERIOD
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

Account Statements
During the Accumulation Period, the Company will provide a report at least once each certificate year of the certificate’s Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.
Account Value
The value of a certificate during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of: (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that certificate multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
▪	transfer from a Subaccount

▪	full or partial surrender from the Subaccounts

▪	payment of a death benefit

▪	application of the amounts in the Subaccounts to a settlement option

▪	deduction of the certificate maintenance fee

▪	deduction of any transfer fee
Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner becomes a Successor Owner of a certificate, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the certificate after that date.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.
The Successor Owner endorsement may not be available in all states.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application form is in Good Order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in Good Order, the Company will attempt to get the application form in Good Order within five business days. If the application form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in Good Order. Once the application form is in Good Order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional purchase payment is credited to a certificate as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.
Investment Options-Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options.
The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Fixed Account option with a guarantee period	$2,000 — No amounts may be allocated to a fixed guarantee period option, which would extend beyond the Owner’s 85th birthday or five years after the effective date of the certificate, if later.

Allocation during right to cancel period	No current restrictions, however, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period, if any.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the certificate). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.
Transfers
During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options.

The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified
Minimum Transfers from

- any Subaccount	$500 or balance of Subaccount, if less than $1,000

- Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum Transfer to

- Fixed Accumulation Account	None

- Fixed Account option with guarantee period	$2,000 — No amounts may be transferred to a Fixed Account option with guarantee period, which would extend beyond the Owner’s 85PthP birthday or five years after the effective date of the Contract, if later.

Maximum Transfers from
- Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

- Maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

- Non-Maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

General Restrictions on Transfers from Fixed Account options	▪ May not be made prior to first contract anniversary.
▪   Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under a certificate without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Changes in or Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:

•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions
The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.
As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

Trading Behavior	The Company’s Response
6 or more transfer events in one quarter in a Contract year	The Company will mail a letter to the Contract Owner notifying them that:
   (1)   they have been identified as engaging in harmful trading practices; and
   (2)   if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events in one Contract year	The Company will automatically limit the Contract Owner to submitting transfer requests via regular first-class U.S. mail.
On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.
Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:

•	the dollar amount involved in the transfer event;

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.
Information Sharing
As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Surrenders
An Owner may surrender a certificate either in full or in part during the Accumulation Period. A CDSC may apply on surrender. The restrictions and charges on surrenders are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of partial surrender	$500

Minimum remaining Surrender Value after partial surrender	$500

Amount available for surrender (valued as of end of Valuation Period in which request for surrender is received by the Company)	Account Value less applicable CDSC, subject to tax law or employer plan restrictions on withdrawals or surrenders	Account Value less applicable CDSC, subject to employer plan restrictions on withdrawals or surrenders

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2

Certificate maintenance fee on full surrender	$25 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments in the order in which we receive them (CDSC may apply)
A full surrender will terminate a certificate. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the certificate is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrenders during the second and succeeding certificate years on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last certificate anniversary.
If the free withdrawal privilege is not exercised during a certificate year, it does not carry over to the next certificate year. The free withdrawal privilege may not be available under some group Contracts.
Long-Term Care Waiver Rider
If the Long-Term Care Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from a certificate. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent that the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the certificate than if annuitization were elected.
Contract Loans
If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%, but a plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Generally, we require the collateral amount to be 110% of the outstanding loan balance. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.
The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 3%, the maximum loan interest spread is 5%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 5% and the current “loan interest spread” will be higher than 3%.

If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can patially surrender from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for the purpose of the CDSC.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a certificate because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
Termination
The Company reserves the right to terminate any certificate at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the certificate will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.
BENEFIT PAYMENT PERIOD
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the certificate anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the certificate, whichever is later.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
Death Benefit
A death benefit will be paid under a certificate if the Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes a Successor Owner of the certificate, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period. An example of the determination of the Death Benefit Amount is included in Appendix B.
Death Benefit Amount
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date.

2)	the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts.

3)	the largest Account Value on any certificate anniversary which is an exact multiple of five and prior to the Owner’s death or the Owner’s 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
If the beneficiary is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.

•	If the death benefit is less than $5,000 or the beneficiary is a non-natural person such as a trust, estate or corporation, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.
Payment of Benefits
When a certificate is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The

Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payment increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.
Forms of Benefit Payments Under Settlement Options
Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
The Company guarantees minimum fixed dollar benefit payment factors based on 1983 group annuity mortality tables, for blended lives (60% female/40% male) with interest at 3% per year, compounded annually. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Variable Dollar Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the certificate maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount(s) is less than 3%. Consequently, because the actual rate of return may be different than the assumed rate of return used to set initial payment amounts, the actual payment amounts may vary.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the certificate maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the certificate maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Definitions section of this prospectus.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.
THE SEPARATE ACCOUNT
General
The Separate Account was established by the Company on May 26, 1995 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account

is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.
Additions, Deletions, or Substitutions of Subaccounts
The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.
Additions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company’s control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio.
If the Company substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. The Company will also notify Owners before it substitutes a Portfolio.
New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company and that is not discriminatory.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.
VOTING OF PORTFOLIO SHARES
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. . Because we will use this proportional method of voting, a small number of Owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through one of its registered representatives, or pays the commissions to other broker-dealers for sales made through one of their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds.
Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission).
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from the Company’s general assets.
The Statement of Additional Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to select selling firms.
FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.
Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit–Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

Nonqualified Deferred
	Tax-Qualified Contracts and Plans	Compensation Plans	Other Annuity Contracts
Plan Types	▪ IRC §401 (Pension, Profit–Sharing, 401(k)) ▪ IRC §403(b) (Tax-Sheltered Annuity)	▪ IRC §409A ▪ IRC §457 (Nongovernmental §457)	IRC §72 only
▪ IRC §408 (IRA, SEP, SIMPLE IRA)
▪ IRC §408A (Roth IRA)
▪ IRC §402A (Roth TSA or Roth 401(k))
▪ IRC §457 (Governmental §457)

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 33-59861.
OTHER INFORMATION AND NOTICES
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.
Legal Proceedings
The Company and Great American Advisors®, Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

ANNUITY INVESTORS LIFE INSURANCE COMPANY®	3
General Information and History	3
State Regulations	3
PORTFOLIOS	3
General Information	3
Revenue We Receive from the Portfolios and/or Their Service Providers	3
SERVICES	4
Safekeeping of Separate Account Assets	4
Records and Reports	4
Experts	4
DISTRIBUTION OF THE CONTRACTS	4
Compensation Paid to GAA	5
Additional Compensation Paid to Selected Selling Firms	5
PERFORMANCE INFORMATION	5
Standardized Total Return – Average Annual Total Return	6
Adjusted Historical Total Return	6
Non-Standardized Total Return – Cumulative Total Return	6
Standardized Yield for Money Market Subaccounts	7
BENEFIT UNITS-TRANSFER FORMULAS	8
GLOSSARY OF FINANCIAL TERMS	8
FEDERAL TAX MATTERS	9
Taxation of Separate Account Income	9
Tax Deferral on Non-Tax Qualified Contracts	10
FINANCIAL STATEMENTS	11
Copies of the Statement of Additional Information dated May 1, 2010 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

Name:

Address:

City:	State:	Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Version	Standard Version	Enhanced Version	Enhanced Version
Accumulation	Accumulation	Accumulation	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2005)
9.049172	143,631.839	9.178533	2,980.751	12/31/09
7.633677	146,167.141	7.719337	2,186.782	12/31/08
12.326244	153,225.450	12.426613	2,341.102	12/31/07
12.643976	143,448.851	12.708107	2,062.816	12/31/06
10.670953	34,986.764	10.692687	405.106	12/31/05
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 5/1/2005)
12.403375	150,377.650	12.580617	5,355.285	12/31/09
9.665945	148,438.694	9.774376	5,968.575	12/31/08
12.939262	179,311.466	13.044587	7,031.118	12/31/07
13.413310	219,796.341	13.481310	10,006.181	12/31/06
11.290574	6,984.348	11.313554	1,969.265	12/31/05
American Century VP Ultra® Fund-Class I Shares (Inception Date 5/1/2005)
9.621508	10,110.283	9.759017	738.643	12/31/09
7.245208	9,338.482	7.326500	822.233	12/31/08
12.538191	10,188.375	12.640272	828.233	12/31/07
10.492509	6,407.709	10.545743	336.492	12/31/06
10.984799	5,074.516	11.007168	151.370	12/31/05
American Century VP VistaSM Fund-Class I Shares (Inception Date 5/1/2005)
10.427850	55,970.371	10.576893	3,075.933	12/31/09
8.622412	73,119.622	8.719167	4,361.039	12/31/08
16.996320	83,240.285	17.134659	6,755.896	12/31/07
12.314644	80,073.506	12.377116	5,221.697	12/31/06
11.439728	8,453.107	11.463018	273.575	12/31/05
BlackRock Basic Value V.I. Fund-Class I (Inception Date 12/7/1995)
24.882318	218,371.939	25.953811	4,298.707	12/31/09
19.214385	221,409.243	19.981111	5,143.588	12/31/08
30.773549	238,453.589	31.904076	9,448.413	12/31/07
30.608679	249,996.235	31.636508	10,435.860	12/31/06
25.434144	259,862.006	26.208874	10,770.177	12/31/05
25.019821	262,502.094	25.704081	11,573.538	12/31/04
22.810796	235,405.286	23.364000	13,652.698	12/31/03
17.334671	224,789.902	17.702540	14,468.372	12/31/02
21.343769	220,538.862	21.732023	16,787.723	12/31/01
20.729966	196,483.457	21.044114	12,705.603	12/31/00
BlackRock Global Allocation V.I. Fund-Class I (Inception Date 12/7/1995)
24.362816	111,826.699	25.411988	4,785.231	12/31/09
20.354500	90,253.537	21.166763	4,904.864	12/31/08
25.580663	85,651.075	26.520617	6,149.618	12/31/07
22.140108	78,734.127	22.883770	5,545.540	12/31/06
19.239089	77,717.735	19.825288	5,128.217	12/31/05
17.628189	65,889.091	18.110453	4,196.276	12/31/04
15.606859	43,963.575	15.985507	4,229.105	12/31/03
11.731935	32,762.255	11.981005	3,327.903	12/31/02
12.932132	28,565.341	13.167527	3,198.649	12/31/01
14.367468	29,249.252	14.585352	2,633.287	12/31/00

Standard Version	Standard Version	Enhanced Version	Enhanced Version
Accumulation	Accumulation	Accumulation	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
BlackRock High Income V.I. Fund-Class I (Inception Date 12/7/1995)
18.556238	63,126.985	19.344844	2,811.585	12/31/09
11.997956	61,740.138	12.470032	2,254.675	12/31/08
17.155855	83,118.965	17.776658	4,328.151	12/31/07
16.967691	89,142.086	17.528151	4,729.385	12/31/06
15.694137	103,660.934	16.163574	6,241.077	12/31/05
15.651303	121,511.004	16.070770	7,499.769	12/31/04
14.173673	122,975.371	14.509685	6,800.426	12/31/03
11.201432	121,073.352	11.433041	4,653.273	12/31/02
11.510137	128,766.852	11.713319	4,231.419	12/31/01
11.205014	130,314.034	11.368852	4,037.599	12/31/00
BlackRock Money Market V.I. Fund-Class I (Inception Date 12/7/1995)
1.302246	611,673.666	1.345142	39,611.527	12/31/09
1.313136	601,238.869	1.353058	41,910.296	12/31/08
1.300749	610,689.015	1.337688	97,913.376	12/31/07
1.265850	618,813.280	1.299797	92,972.957	12/31/06
1.233894	785,490.564	1.264875	87,383.828	12/31/05
1.219719	950,106.475	1.247735	131,649.002	12/31/04
1.223020	929,646.597	1.248072	128,532.953	12/31/03
1.228164	1,036,231.114	1.250296	97,349.642	12/31/02
1.225846	1,058,892.677	1.245058	94,401.066	12/31/01
1.200162	726,382.977	1.216437	37,291.543	12/31/00
Dreyfus IP Technology Growth Portfolio-Initial Shares(Inception Date 5/1/2005)
12.078525	287,550.635	12.251135	11,324.209	12/31/09
7.757603	289,394.563	7.844649	13,108.638	12/31/08
13.356987	305,423.142	13.465723	16,925.080	12/31/07
11.790739	389,403.221	11.850544	17,960.756	12/31/06
11.446321	2,329.743	11.469631	137.772	12/31/05
The Dreyfus Socially Responsible Growth Fund-Initial Shares (Inception Date 12/7/1995)
15.351268	211,564.650	16.012700	22,573.830	12/31/09
11.622399	218,171.699	12.086467	27,620.729	12/31/08
17.949168	243,144.129	18.609031	32,598.651	12/31/07
16.864692	290,528.144	17.431448	37,171.777	12/31/06
15.638756	317,174.676	16.115493	40,092.374	12/31/05
15.283573	362,858.071	15.701924	45,849.785	12/31/04
14.571838	399,688.683	14.925582	58,450.129	12/31/03
11.709016	400,039.410	11.957769	62,353.466	12/31/02
16.685382	434,635.915	16.989241	75,498.440	12/31/01
21.821644	415,642.404	22.152666	68,945.772	12/31/00
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 12/7/1995)
18.761386	783,736.549	19.569403	28,104.046	12/31/09
15.038587	789,479.677	15.638759	32,198.953	12/31/08
24.228843	840,653.191	25.119070	44,804.427	12/31/07
23.311957	960,052.937	24.094898	62,811.164	12/31/06
20.438623	991,039.992	21.061274	66,751.647	12/31/05
19.769099	1,028,609.077	20.309843	71,802.646	12/31/04
18.093861	1,061,524.920	18.532770	72,185.196	12/31/03
14.271840	1,048,558.048	14.574778	74,299.938	12/31/02
18.612764	1,109,281.281	18.951395	90,073.242	12/31/01
21.461115	1,057,638.906	21.786366	75,659.669	12/31/00

Standard Version	Standard Version	Enhanced Version	Enhanced Version
Accumulation	Accumulation	Accumulation	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 12/7/1995)
20.922965	423,436.333	21.823937	19,667.618	12/31/09
17.287881	448,561.003	17.977722	23,891.958	12/31/08
24.851560	517,511.780	25.764600	28,998.547	12/31/07
23.492331	562,772.333	24.281268	38,415.342	12/31/06
20.423442	598,037.084	21.045587	40,410.223	12/31/05
19.813787	625,853.345	20.355700	43,362.314	12/31/04
19.100406	657,678.472	19.563663	50,653.711	12/31/03
15.960299	649,672.388	16.299009	52,178.863	12/31/02
19.403096	653,512.152	19.756078	70,468.321	12/31/01
21.663935	630,679.897	21.992256	58,665.356	12/31/00
Dreyfus VIF Growth & Income Portfolio-Initial Shares (Inception Date 12/7/1995)
11.698539	152,493.648	12.151596	8,222.704	12/31/09
9.198753	155,010.579	9.526058	9,897.496	12/31/08
15.633335	181,394.405	16.140284	16,486.976	12/31/07
14.599203	211,010.538	15.026728	17,504.102	12/31/06
12.909842	235,610.255	13.247779	17,037.354	12/31/05
12.648851	264,411.535	12.940763	19,166.753	12/31/04
11.918628	281,917.872	12.156933	19,921.405	12/31/03
9.534145	285,588.684	9.695996	21,222.738	12/31/02
12.927945	291,697.672	13.108367	27,413.238	12/31/01
13.903391	285,476.574	14.055363	13,601.800	12/31/00
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2005)
1.080517	630,964.916	1.094428	40,051.283	12/31/09
1.091696	859,060.272	1.102633	63,780.313	12/31/08
1.079095	438,158.598	1.087049	40,318.223	12/31/07
1.044070	320,807.244	1.049032	22,573.245	12/31/06
1.011753	379,408.934	1.013749	25,712.926	12/31/05
Dreyfus VIF Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 12/7/1997)
12.042256	310,426.732	12.508733	11,644.442	12/31/09
9.675439	311,061.041	10.019784	14,069.454	12/31/08
15.700889	358,662.134	16.210138	23,010.660	12/31/07
17.877947	468,606.515	18.401569	31,918.821	12/31/06
17.445936	514,496.230	17.902667	35,413.829	12/31/05
16.697603	546,720.794	17.083022	42,053.196	12/31/04
15.186341	560,122.890	15.490036	39,500.322	12/31/03
11.675766	525,168.199	11.874026	39,239.004	12/31/02
14.617148	497,011.585	14.821220	44,803.439	12/31/01
15.765516	449,398.069	15.937892	33,560.989	12/31/00
DWS Small Cap Index VIP-Class A (Inception Date 5/1/1999)
13.799314	99,259.574	14.248812	4,687.440	12/31/09
11.040204	93,375.328	11.365292	4,193.161	12/31/08
16.972161	97,407.310	17.418714	6,442.135	12/31/07
17.520732	95,430.853	17.926929	6,118.270	12/31/06
15.100616	78,895.110	15.404037	5,030.329	12/31/05
14.666441	55,658.873	14.915983	8,364.952	12/31/04
12.612134	52,772.478	12.788062	4,984.431	12/31/03
8.720926	27,311.752	8.816430	2,520.921	12/31/02
11.118707	22,866.676	11.207088	1,872.634	12/31/01
11.030253	16,764.780	11.084755	1,195.443	12/31/00

Standard Version	Standard Version	Enhanced Version	Enhanced Version
Accumulation	Accumulation	Accumulation	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
Invesco V.I. Capital Development Fund-Series I Shares (Inception Date 5/1/2001)
11.211328	392,244.876	11.508083	20,567.362	12/31/09
7.974497	413,876.628	8.160793	21,969.063	12/31/08
15.245206	475,994.579	15.553819	31,723.107	12/31/07
13.928779	538,627.913	14.167469	31,192.061	12/31/06
12.104906	59,893.571	12.275158	4,118.306	12/31/05
11.183438	42,840.366	11.306495	3,190.301	12/31/04
9.804995	24,006.771	9.883003	2,147.132	12/31/03
7.334169	9,315.310	7.370640	463.541	12/31/02
9.442643	1,234.008	9.461431	215.954	12/31/01
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
10.098800	59,034.269	10.212277	1,620.443	12/31/09
7.971070	46,146.985	8.036226	1,224.616	12/31/08
11.555408	41,625.124	11.614400	1,469.174	12/31/07
10.823900	46,361.612	10.846037	1,901.207	12/31/06
Invesco V.I. Government Securities Fund-Series I Shares (Inception Date 5/1/2001)
13.416284	118,990.502	13.771147	2,386.801	12/31/09
13.587730	100,138.055	13.904891	4,062.919	12/31/08
12.252142	64,034.932	12.500072	2,147.411	12/31/07
11.668408	61,706.979	11.868275	2,041.864	12/31/06
11.410607	68,254.644	11.571011	2,087.574	12/31/05
11.365931	70,639.152	11.490908	1,924.645	12/31/04
11.221802	73,318.007	11.310994	1,799.901	12/31/03
11.241738	52,956.035	11.297507	6,716.927	12/31/02
10.385882	5,714.204	10.406491	2,244.875	12/31/01
Invesco Van Kampen V.I. Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/1997)
15.676009	218,043.181	16.282889	11,467.401	12/31/09
14.478010	191,870.029	14.992986	13,388.814	12/31/08
16.328006	216,365.806	16.857428	11,876.009	12/31/07
15.680757	206,817.135	16.139901	14,378.841	12/31/06
15.307613	227,713.191	15.708240	14,686.316	12/31/05
14.874084	233,218.393	15.217274	16,954.874	12/31/04
14.431713	219,636.273	14.720184	21,006.051	12/31/03
13.964428	178,024.707	14.201357	24,714.435	12/31/02
13.173691	145,193.003	13.357514	29,266.032	12/31/01
12.201975	93,917.861	12.335393	21,888.742	12/31/00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio-Class I (Inception Date 5/1/2005)
11.599857	96,178.035	11.765623	505.670	12/31/09
8.438291	85,111.168	8.532963	899.265	12/31/08
14.555182	79,680.202	14.673647	3,436.447	12/31/07
13.668243	66,493.669	13.737539	1,278.062	12/31/06
11.467222	25,187.384	11.490571	804.170	12/31/05

Standard Version	Standard Version	Enhanced Version	Enhanced Version
Accumulation	Accumulation	Accumulation	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 5/1/1997)
31.135396	655,662.992	32.476439	77,489.758	12/31/09
25.045830	678,738.756	26.045511	88,393.055	12/31/08
30.137288	775,768.578	31.244935	102,253.422	12/31/07
27.611739	888,750.515	28.539411	113,005.823	12/31/06
25.253488	933,607.587	26.023121	123,417.338	12/31/05
23.689025	1,020,343.597	24.337277	141,210.654	12/31/04
22.103519	1,119,774.823	22.639931	167,518.765	12/31/03
19.622780	1,204,456.110	20.039462	181,043.972	12/31/02
21.236842	1,333,874.478	21.623493	260,316.867	12/31/01
22.556000	1,299,159.372	22.898189	249,152.202	12/31/00
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 5/1/1997)
19.600569	355,512.718	20.445304	11,399.954	12/31/09
13.705224	368,932.578	14.252575	12,697.115	12/31/08
24.662372	399,380.581	25.569146	20,001.923	12/31/07
20.465645	467,752.915	21.153536	21,716.486	12/31/06
18.241039	502,489.172	18.797207	27,217.688	12/31/05
16.447143	528,762.303	16.897452	32,913.408	12/31/04
13.793001	557,022.449	14.127926	35,727.584	12/31/03
10.336855	555,763.371	10.556531	38,583.187	12/31/02
14.523289	546,207.775	14.787902	48,050.435	12/31/01
24.288229	482,982.098	24.656732	55,598.655	12/31/00
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
12.435039	348,891.057	12.840126	11,384.888	12/31/09
8.605297	340,745.535	8.858714	13,697.214	12/31/08
15.603909	336,346.406	16.014480	15,765.116	12/31/07
11.535242	375,352.714	11.802739	14,978.512	12/31/06
10.682685	402,537.154	10.897390	18,528.552	12/31/05
9.585912	381,221.155	9.749062	25,062.705	12/31/04
8.210347	411,653.808	8.324912	28,721.754	12/31/03
6.896673	401,314.243	6.972208	34,443.755	12/31/02
8.280678	362,749.000	8.346510	40,351.889	12/31/01
10.704994	276,170.515	10.757867	24,388.247	12/31/00
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 5/1/2001)
18.945417	358,424.498	19.446800	10,183.017	12/31/09
10.713638	358,898.577	10.963884	9,899.347	12/31/08
22.712492	334,924.940	23.172117	14,274.561	12/31/07
17.967338	258,801.862	18.275158	13,854.196	12/31/06
12.408206	158,938.498	12.582703	10,857.540	12/31/05
9.523018	49,157.706	9.627805	2,627.058	12/31/04
8.125022	28,887.355	8.189672	1,652.746	12/31/03
6.114832	16,350.309	6.145252	1,400.690	12/31/02
8.339414	667.414	8.356012	262.813	12/31/01

Standard Version	Standard Version	Enhanced Version	Enhanced Version
Accumulation	Accumulation	Accumulation	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/1997)
15.676009	218,043.181	16.282889	11,487.401	12/31/09
14.478010	191,870.029	14.992986	13,388.814	12/31/08
16.328006	216,365.806	16.857428	11,876.009	12/31/07
15.680757	206,817.135	16.139901	14,378.841	12/31/06
15.307613	227,713.191	15.708240	14,686.316	12/31/05
14.874084	233,218.393	15.217274	16,954.874	12/31/04
14.431713	219,636.273	14.720184	21,006.051	12/31/03
13.964428	178,024.707	14.201357	24,714.435	12/31/02
13.173691	145,193.003	13.357514	29,266.032	12/31/01
12.201975	93,917.861	12.335393	21,888.742	12/31/00
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 5/1/1997)
26.220630	88,862.502	27.236292	5,221.573	12/31/09
20.687160	89,003.226	21.423309	5,488.539	12/31/08
33.734007	107,458.198	34.827750	6,374.611	12/31/07
41.196075	125,267.061	42.402143	11,225.161	12/31/06
30.218807	134,092.429	31.009682	11,498.629	12/31/05
26.142418	128,825.204	26.745622	12,107.758	12/31/04
19.408863	119,515.647	19.796868	10,873.991	12/31/03
14.290620	114,756.919	14.533174	12,428.315	12/31/02
14.584113	92,598.879	14.787690	8,156.784	12/31/01
13.444286	74,575.394	13.591315	4,094.526	12/31/00
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 5/1/2001)
10.084951	79,718.479	10.229108	2,476.362	12/31/09
7.066596	78,099.398	7.145918	2,239.514	12/31/08
13.135633	34,196.988	13.242582	2,072.537	12/31/07
11.653897	14,789.695	11.712998	1,694.090	12/31/06
10.932051	7,306.932	10.954308	873.735	12/31/05
Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 5/1/2001)
9.872691	24,849.419	10.013792	1,470.094	12/31/09
7.793221	24,920.246	7.880666	1,524.923	12/31/08
12.826724	26,387.912	12.931145	4,196.765	12/31/07
12.439676	16,862.072	12.502759	3,914.767	12/31/06
10.951319	7,067.357	10.973624	2,464.290	12/31/05
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2001)
12.152233	43,907.812	12.325800	1.734.496	12/31/09
8.762768	26,634.397	8.861040	1,111.513	12/31/08
11.606268	30,726.405	11.700770	3,761.871	12/31/07
11.355131	23,794.253	11.412719	890.195	12/31/06
10.538907	13,712.853	10.560386	822.142	12/31/05
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2001)
11.630885	200,937.324	11.797021	7,063.626	12/31/09
9.948143	166,170.992	10.059707	8,146.666	12/31/08
10.839000	134,989.321	10.927266	8,152.916	12/31/07
9.918967	83,190.573	9.969309	7,024.379	12/31/06
9.972826	31,657.347	9.993159	5,037.446	12/31/05

The above table gives year-end Accumulation Unit information for each Subaccount for the year ended December 31, 2000 (or the effective date of the Subaccount, if later) to December 31, 2009. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BlackRock Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of each Subaccount’s inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
The Dreyfus Variable Investment Fund Money Market Portfolio has entered into a Guarantee Agreement with the United States Department of Treasury, which permits it to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds. As a result, under certain circumstances, the Portfolio could suspend redemption of its shares, which in turn could impact withdrawals, surrenders and other transactions in the corresponding Subaccount.
2010 Portfolio Changes — The tables above reflects the name changes and transactions described below.

•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Core Plus Fixed Income Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change their brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

APPENDIX B: EXAMPLES OF DEATH BENEFIT AMOUNT
This example is intended to help you understand how a partial surrender and any applicable CDSCs impact the Death Benefit amount. This example assumes:

•	your total Purchase Payments equal $100,000;

•	you withdraw $10,000 from the Contract in the second Contract year, and incur applicable CDSCs in the amount of $638;

•	your Account Value on the Death Benefit Valuation Date is $140,000;

•	the Death Benefit Valuation Date occurs on the 9th Contract Anniversary Date;

•	the Account Value on the 5th Contract Anniversary Date was $115,000; and

•	the Death Benefit Valuation Date occurs prior to the Owner’s 75th birthday.

Step One: Calculate the total Purchase Payment(s) less any partial surrenders and applicable CDSCs.

Purchase Payments	$100,000
Less partial surrenders/withdrawals	-10,000
Less applicable CDSCs	–638

Purchase Payments reduced for partial surrenders/CDSCs	$89,362
Step Two: Determine the largest Account Value on any Contract Anniversary which is an exact multiple of five prior to the Death Benefit Valuation Date, less any partial surrenders and applicable CDSCs.

Largest Account Value (5th Contract Anniversary)	$115,00
Less applicable partial surrenders/withdrawals*	-0
Less applicable CDSCs*	–0

Largest Account Value (5th Contract Anniversary) reduced for partial surrenders/CDSCs	$115,000

*	Only partial surrenders/withdrawals made after, and associated CDSCs imposed after, the relevant Contract Anniversary (ie, the 5th Contract Anniversary in this example) are “applicable” to reduce the relevant Largest Account Value.

Step Three: Determine the Death Benefit amount.
The Death Benefit amount is the largest of the following:

Account Value on the Death Benefit Valuation Date	$140,000
Or
Purchase Payments reduced for partial surrenders/CDSCs	$89,362
Or
Largest Account Value (5th Contract Anniversary) reduced for partial surrenders/CDSCs	$115,000
Based on the above, the Death Benefit amount would be based on your Account Value on the Death Benefit Valuation Date and equal to $140,000.
The Death Benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS® AND THE COMMODORE NAUTICUS®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010
Annuity Investors Life Insurance Company (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for either The Commodore Americus® or The Commodore Nauticus® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccount (the “Closed Subaccount”) investing in the following Portfolio:
Janus Aspen Series
Worldwide Portfolio — Institutional Shares
The Janus Aspen Worldwide Portfolio Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 29, 2005. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccount described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccount. The Company filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for The Commodore Americus® is 033-65409; and for The Commodore Nauticus® it is 033-59861.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured.

▪	The Contracts are obligations of the Company and not of the bank or credit union.

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts.

▪	The Contracts involve investment risk and may lose value.

CONDENSED FINANCIAL INFORMATION
The table below gives year-end Accumulation Unit Information for the Commodore Americus® and Commodore Nauticus® variable annuities with respect to the Closed Subaccount for each of the last 10 fiscal years through December 31, 2009. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for the Closed Subaccount shown was 10.00000 as of December 7, 1995 (the effective date of the Closed Subaccount)

			The Commodore Nauticus®
	The Commodore Americus®		Standard		Enhanced
		Number of		Number of		Number of
		Accumulation		Accumulation		Accumulation
	Accumulation	Units	Accumulation	Units	Accumulation	Units	Year
	Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Ended
Janus Aspen Worldwide Portfolio	19.009303	459,545.150	19.009303	459,545.150	19.828197	35,074.780	12/31/09
	13.979734	487,311.412	13.979734	487,311.412	14.537779	38,669.594	12/31/08
	25.583578	551,800.681	25.583578	551,800.681	26.523733	52,040.143	12/31/07
	23.633899	656,994.175	23.633899	656,994.175	24.427796	61,250.500	12/31/06
	20.246596	723,635.977	20.246596	723,635.977	20.863528	67,010.525	12/31/05
	19.366261	837,343.378	19.366261	837,343.378	19.896100	76,840.531	12/31/04
	18.716398	950,344.989	18.716398	950,344.989	19.170490	88,670.515	12/31/03
	15.283446	989,812.242	15.283446	989,812.242	15.607910	102,239.939	12/31/02
	20.772109	1,054,009.275	20.772109	1,054,009.275	21.150108	131,698.513	12/31/01
	27.117779	1,014,262.905	27.117779	1,014,262.905	27.528797	117,399.826	12/31/00
THE PORTFOLIO
Overview
The Separate Account currently offers the Closed Subaccount only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). The Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectus, which accompanies this Supplemental Prospectus, contains additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectus, the Contract Prospectus and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to this Closed Subaccount or the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
Portfolio, Share Class, Advisor and Portfolio Investment Category

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY

Janus Aspen Series

Worldwide Portfolio	Institutional	Janus Capital Management	International equity: Foreign large growth
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to any of the Janus Aspen Worldwide Portfolio Closed Subaccount only if you held Accumulation Units in the respective Closed Subaccount as of April 29, 2005.
This investment option will become unavailable to you once you no longer have Accumulation Units in the Closed Subaccount.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
The Commodore Americus ® Contracts
The Commodore Nauticus® Contracts
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account A (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2010, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.
•	The Commodore Americus® Contract File No. 33-65409

•	The Commodore Nauticus® Contract File No. 33-59861
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
PORTFOLIOS
General Information
If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.
We select the portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.
Revenue We Receive from the Portfolios and/or Their Service Providers
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.
The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.
Rule 12b-1 Fees
The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.15% to 0.25%.

3

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)
The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.05% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.
Other Payments
The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and of the Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contracts, we reserve the right to resume offering any Contract.

4

Compensation Paid to GAA
This chart sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, Great American Advisors®, Inc. (“GAA”) for each of the last three fiscal years. GAA is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company. Commission information is shown in the aggregate for all such contracts.

	2009	2008	2007
Commissions paid	$5.3 million	$5.5 million	$5.8 million
Commissions retained	$2.0 million	$2.6 million	$4.0 million
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
Additional Compensation Paid to Selected Selling Firms
In 2009, the Company made payments, ranging from $500 to $38,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher & Company Financial Services, Capital Financial Services, Cullum & Burks Securities, Inc., CUSO Financial Services, L.P., Financial Network Investment Corporation, First Heartland Capital, Inc., Foresters Equity Services, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), Harvest Capital LLC., IMS Securities, Inc., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Investment Planning Inc., Pavek Investments, Inc., Securities America, Inc., SWBC Investment Services, LLC., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)
•	Adjusted historical total return
•	Non-standardized total return
•	Standardized yield (for Money Market Subaccounts)

5

These figures are based on historical information and are not intended to indicate future performance. Description of the methods used to determine yield and total return are set forth below.
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;
•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;
•	compare investment return on a tax-deferred basis with currently taxable investment return;
•	illustrate investment returns by graphs, charts, or otherwise.
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

N	=	number of years

ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.
Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) – 1

6

Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccounts
Current Annualized Yield
Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccounts and their corresponding Money Market Portfolios: BlackRock Money Market V.I. Fund and Dreyfus V.I.F. Money Market Portfolio.
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN	=	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period – AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] – 1
Additional Information about Yields
The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of

7

portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for a Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
BENEFIT UNIT TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 – BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
     Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.
GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

8

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•	NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus
FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

9

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which

10

affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

11

Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2009, 2008 and 2007
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2009 and 2008, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.
As discussed in Note B to the financial statements, in connection with implementing new accounting standards in 2009, the Company changed its method of accounting for other-than-temporary impairments of investments in fixed maturity securities.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 28, 2010

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands, except share data)

	December 31
	2009	2008
ASSETS
Invested assets:
Fixed maturities:
Available for sale – at fair value (amortized cost — $1,407,932 and 1,158,709)	$1,416,179	$997,579
Equity securities – at fair value
Common stocks (cost — $3,438 and $3,501)	6,718	2,304
Perpetual preferred stocks (cost — $3,000 and $3,000)	2,910	2,467
Policy loans	54,983	50,654
Cash and cash equivalents	112,018	85,407

Total cash and investments	1,592,808	1,138,411

Accrued investment income	16,610	12,778
Unamortized insurance acquisition costs, net	206,081	252,027
Current federal income tax receivable	1,995	3,849
Deferred federal income tax asset	—	4,078
Other assets	10,908	5,001
Variable annuity assets (separate accounts)	548,798	415,896

Total assets	$2,377,200	$1,832,040

LIABILITIES
Annuity benefits accumulated	$1,583,033	$1,308,588
Deferred federal income tax liability	33,457	—
Accounts payable, accrued expenses, and other liabilities	3,582	10,019
Variable annuity liabilities (separate accounts)	548,798	415,896

Total liabilities	2,168,870	1,734,503

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	141,909
Retained earnings	24,047	10,676
Accumulated other comprehensive earnings (loss), net of tax	4,874	(57,548)

Total stockholder’s equity	208,330	97,537

Total liabilities and stockholder’s equity	$2,377,200	$1,832,040

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2009	2008	2007
Revenues:
Net investment income	$86,583	$69,072	$54,239
Realized losses on securities (*)	(7,318)	(22,808)	(1,373)
Annuity policy charges	11,849	13,682	15,254
Other income	883	1,074	1,435

Total revenues	91,997	61,020	69,555

Costs and expenses:
Annuity benefits	48,436	41,587	29,668
Insurance acquisition expenses, net	14,883	28,790	17,446
Other expenses	12,163	13,298	10,527

Total costs and expenses	75,482	83,675	57,641

Earnings (loss) before income taxes	16,515	(22,655)	11,914
Provision for income tax expense (benefit)	4,345	(9,504)	2,602

Net earnings (loss)	$12,170	$(13,151)	$9,312

(*) Consists of the following:
Realized gains (losses) before impairments	$2,533	$(6,584)	$(301)

Losses on securities with impairment	(27,216)	(16,224)	(1,072)
Non-credit portion of impairment recognized in other comprehensive income (loss)	17,365	—	—

Impairment charges recognized in earnings	(9,851)	(16,224)	(1,072)

Total realized loss on securities	$(7,318)	$(22,808)	$(1,373)

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2009	2008	2007
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$141,909	$105,550	$100,550
Capital contribution from parent — cash	35,000	32,000	5,000
Capital contribution from parent — non-cash	—	4,359	—

Balance at end of year	$176,909	$141,909	$105,550

Retained Earnings:
Balance at beginning of year	$10,676	$23,827	$14,515
Net earnings (loss)	12,170	(13,151)	9,312
Cumulative effect of accounting change	1,201	—	—

Balance at end of year	$24,047	$10,676	$23,827

Accumulated other comprehensive income (loss), net:
Balance at beginning of year	$(57,548)	$(4,550)	$(968)
Cumulative effect of accounting change	(1,201)	—	—
Change in net unrealized gains (losses) on securities, net of tax	63,623	(52,998)	(3,582)

Balance at end of year	$4,874	$(57,548)	$(4,550)

Comprehensive Income (Loss):
Net earnings (loss)	$12,170	$(13,151)	$9,312
Change in net unrealized gains (losses) during the year	63,623	(52,998)	(3,582)

Comprehensive income (loss)	$75,793	$(66,149)	$5,730

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2009	2008	2007
Cash flows from operating activities:
Net earnings (loss)	$12,170	$(13,151)	$9,312
Adjustments:
Benefits to annuity policyholders	48,436	41,587	29,668
Amortization of insurance acquisition costs	12,196	26,406	15,027
Depreciation and amortization	(9,078)	(3,519)	95
Realized losses on investments, net	7,318	22,808	1,373
Increase in insurance acquisition costs	(34,120)	(33,853)	(32,858)
Increase in accrued investment income	(3,832)	(923)	(1,317)
Increase (decrease) in payable to affiliates, net	5,131	(3,690)	2,813
(Decrease) increase in other liabilities	(6,545)	(1,565)	2,164
Increase in other assets	(1,838)	(5,948)	(1,230)
Other, net	(202)	11	(132)

Net cash provided by operating activities	29,636	28,163	24,915

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(475,372)	(465,974)	(291,763)
Equity securities	—	(5,058)	(9,701)
Maturities and redemptions of fixed maturity investments	99,562	70,208	46,713
Sales of:
Fixed maturity investments	126,851	146,065	78,122
Equity securities	—	7,705	595
Increase in policy loans, net	(4,329)	(11,966)	(9,903)

Net cash used in investing activities	(253,288)	(259,020)	(185,937)

Cash flows from financing activities:
Annuity receipts	422,449	418,334	319,271
Annuity surrenders, benefits, and withdrawals	(197,513)	(229,732)	(253,400)
Net transfers (to) from variable annuity assets	(9,673)	45,868	59,629
Capital contribution from parent	35,000	32,000	5,000

Net cash provided by financing activities	250,263	266,470	130,500

Net increase (decrease) in cash and cash equivalents	26,611	35,613	(30,522)
Beginning cash and cash equivalents	85,407	49,794	80,316

Ending cash and cash equivalents	$112,018	$85,407	$49,794

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to amounts previously reported for prior years to conform to the current year’s presentation.
FAIR VALUE MEASUREMENTS
Effective January 1, 2008, AILIC adopted a new accounting standard on fair value measurements, with the exception of the application of the standard to nonrecurring fair value measurements of nonfinancial assets and liabilities that was adopted pursuant to the standard as of January 1, 2009. The standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. As of January 1, 2009, AILIC adopted new accounting guidance on estimating the fair value of an asset or liability when there is no active market and on identifying transactions that are not orderly. As of December 31, 2009 AILIC adopted new accounting guidance that clarified net asset value is an appropriate measure for fair value of the funds within the separate accounts. The guidance did not change the objective of fair value measurements. Adoption of these standards did not have a significant impact on AILIC’s financial condition or results of operations.
INVESTMENTS
Fixed maturity securities and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in a separate component of stockholder’s equity. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost; policy loans are carried at the aggregate unpaid balance.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)
In March 2009, AILIC adopted new accounting guidance relating to the recognition and presentation of other-than-temporary impairments. Under the guidance, if management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then an entity may separate other-than-temporary impairments into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income (loss)). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are required to be shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge is required to reduce the amortized cost of that security to fair value. AILIC adopted this guidance effective January 1, 2009, and recorded a cumulative effect adjustment of $1.2 million to reclassify the non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss). Additional disclosures required by this guidance are contained in Note D – “Investments.”
DERIVATIVES
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.
On January 1, 2009, AILIC adopted a new accounting standard relating to disclosures about derivative instruments and hedging activities. The standard requires enhanced disclosures about objectives and strategies for using derivatives, how they are accounted for and how the instruments affect the entity’s financial statements. See Note E – “Derivatives” for the related disclosures. Adoption of this standard had no impact on AILIC’s financial position or results of operations.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the statement of earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other expenses.”
DPAC (principally commissions, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Unamortized insurance acquisition costs also include capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses). DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of “Accumulated other comprehensive earnings (loss), net of tax” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “Annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate account assets related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES
The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. Deferred tax assets are recognized if it is more likely than not that a benefit will be realized.
BENEFIT PLANS
AFG has established the American Financial Group Retirement and Savings Plan (“Plan”) for the benefit of employees of AFG and its participating subsidiaries, which includes GAFRI and the Company. Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, GAFRI employees who meet the eligibility requirements participate in that plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from contract owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
SUBSEQUENT EVENTS
In 2009, the Company adopted new guidance that establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. Specifically, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The adoption of this guidance did not have any impact on the financial statements. Management has evaluated the financial statements for subsequent events through the date when the financial statements are issued.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS
Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, purchased call options, corporate and municipal fixed maturity securities and mortgage-backed securities priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.
Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, readily available market information.
AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing sources and broker/dealers) in establishing fair value. This data is reviewed by internal investment professionals who ensure the fair value is representative of an exit price and consistent with accounting standards.
Amounts reported as fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non performance risk of the Company.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Assets and liabilities measured at fair value at December 31, 2009, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for sale	$7,673	$1,336,664	$71,842	$1,416,179
Equity securities:
Common stocks	6,718	—	—	6,718
Perpetual preferred stocks	2,910	—	—	2,910
Separate account assets (a)	—	548,798	—	548,798
Other assets (purchase call options)	—	8,563	—	8,563

Total assets accounted for at fair value	$17,301	$1,894,025	$71,842	$1,983,168

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$16,528	$16,528

	$—	$—	$16,528	$16,528

(a)	Separate account liabilities equal the fair value for separate account assets.
Assets and liabilities measured at fair value at December 31, 2008, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for sale	$17,720	$941,196	$38,663	$997,579
Equity securities:
Common stocks	2,304	—	—	2,304
Perpetual preferred stocks	2,467	—	—	2,467
Separate account assets (a)	—	415,896	—	415,896
Other assets (purchase call options)	—	1,943	—	1,943

Total assets accounted for at fair value	$22,491	$1,359,035	$38,663	$1,420,189

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$13,000	$13,000

	$—	$—	$13,000	$13,000

(a)	Separate account liabilities equal the fair value for separate account assets.
Less than 4% of the December 31, 2009 total assets measured at fair value were Level 3 assets. Approximately $55.4 million of these assets were mortgage backed securities (“MBS”) whose fair value were determined primarily using non-binding broker quotes; the balance was primarily private placement debt whose fair values were determined internally using significant unobservable inputs, including the evaluation of underlying collateral and issuer creditworthiness, as well as certain Level 2 inputs such as comparable yields and multiples on similar publicly traded issues.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Changes in balances of Level 3 financial assets and liabilities during 2009 are presented below (in thousands). Transfers into (out of) Level 3 are due to a change in the availability of market observable inputs for individual securities and are reflected in the table at the fair value as of the date of transfer.

	Fixed Maturities	Embedded
	Available for Sale	Derivatives

Balance at January 1, 2008	$5,064	$12,959
Total realized/unrealized gains (losses):
Included in net loss	(417)	(7,841)
Included in other comprehensive loss	(7,265)	—
Purchases, sales, issuances and settlements	35,817	7,882
Transfers into Level 3	5,464	—

Balance at December 31, 2008	$38,663	$13,000
Total realized/unrealized gains (losses):
Included in net income	2,321	4,138
Included in other comprehensive loss	4,960	—
Purchases, sales, issuances and settlements	38,687	(610)
Transfers out of Level 3	(12,789)	—

Balance at December 31, 2009	$71,842	$16,528

The following table presents the carrying values and estimated fair values of the Company’s financial instruments December 31 (in thousands):

	2009		2008
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$1,416,179	$1,416,179	$997,579	$997,579
Equity securities and perpetual preferred stocks	9,628	9,628	4,771	4,771
Policy loans	54,983	54,983	50,654	50,654
Cash and cash equivalents	112,018	112,018	85,407	85,407
Variable annuity assets (separate accounts)	548,798	548,798	415,896	415,896

Liabilities
Annuity benefits accumulated*	$1,577,636	$1,409,456	$1,303,465	$1,128,656
Variable annuity liabilities (separate accounts)	548,798	548,798	415,896	415,896

*	Excludes life contingent annuities in the payout phase.
The carrying value of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. Separate account assets are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS
Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2009
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

Direct obligations of the U.S. Government	$7,280	$7,673	$393	$—
U.S. Government agencies and authorities	4,865	5,361	496	—
States, municipalities and political subdivisions	26,357	26,234	473	(596)
Residential mortgage-backed securities	331,327	307,097	6,665	(30,895)
Commercial mortgage-backed securities	192,892	193,221	3,485	(3,156)
All other corporate	845,211	876,593	40,808	(9,426)

	$1,407,932	$1,416,179	$52,320	$(44,073)

Common stocks	$3,438	$6,718	$3,280	$—

Perpetual preferred stock	$3,000	$2,910	$—	$(90)

	2008
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

Direct obligations of the U.S. Government	$7,528	$8,280	$752	$—
U.S. Government agencies and authorities	5,258	6,051	793	—
States, municipalities and political subdivisions	10,381	10,173	70	(278)
Residential mortgage-backed securities	366,221	281,784	62	(84,499)
Commercial mortgage-backed securities	145,697	117,000	68	(28,765)
All other corporate	623,624	574,291	6,488	(55,821)

	$1,158,709	$997,579	$8,233	$(169,363)

Common stocks	$3,501	$2,304	$—	$(1,197)

Perpetual preferred stock	$3,000	$2,467	$—	$(533)

The non-credit related portions of other-than-temporary impairment charges are included in the other comprehensive income (loss). Such charges taken for securities still owned at December 31, 2009 were $32.0 million for residential mortgage backed securities (“MBS”) and $0.6 million for commercial MBS.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009 and 2008.

	2009
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

Direct obligations of the U.S. Government	$—	$—	$—	$—
U.S. Government agencies and authorities	—	—	—	—
States, municipalities and political subdivisions	371	10,703	225	2,639
Residential mortgage-backed securities	2,568	37,503	28,327	125,582
Commercial mortgage-backed securities	104	24,972	3,052	58,937
All other corporate	1,661	90,713	7,765	90,642

Total fixed maturity investments	$4,704	$163,891	$39,369	$277,800

Perpetual preferred stock	$—	$—	$90	$2,910

	2008
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

Direct obligations of the U.S. Government	$—	$—	$—	$—
U.S. Government agencies and authorities	—	—	—	—
States, municipalities and political subdivisions	278	5,849	—	—
Residential mortgage-backed securities	55,390	200,046	29,109	71,992
Commercial mortgage-backed securities	22,386	91,739	6,379	18,823
All other corporate	32,655	315,384	23,166	99,202

Total fixed maturity investments	$110,709	$613,018	$58,654	$190,017

Common stocks	$—	$—	$1,197	$1,904

Perpetual preferred stock	$533	$2,467	$—	$—

At December 31, 2009, the gross unrealized losses on fixed maturities relate to approximately 387 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 59% of the gross unrealized loss and 86% of the fair value. Mortgage backed securities and all other corporate bonds comprised approximately 97% of the fair value of the available for sale fixed maturity portfolio at December 31, 2009, and 99% of the gross unrealized losses. Gross unrealized losses on these two groups increased significantly during 2008 and early 2009 as widespread deterioration in economic conditions resulted in significantly wider spreads. As a result of improving financial markets, spreads have narrowed since March of 2009, significantly reducing the unrealized loss on these two groups. Approximately 90% of the gross unrealized losses on these two groups at December 31, 2009, included securities that were in an unrealized loss position for more than 12 months.
At December 31, 2008, the gross unrealized losses on fixed maturities related to approximately 457 securities. Investment grade securities represented approximately 92% of the total unrealized losses and 96% of the fair value.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
At December 31, 2009, gross unrealized losses on AILIC’s MBS represented 77% of the total gross unrealized loss on fixed maturity securities. Over 99% of AILIC’s commercial MBS are AAA-rated. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (214 securities), approximately 53% of the unrealized losses and 76% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS securities for impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2009, AILIC recorded in earnings $9.9 million in other-than-temporary impairment charges related to its residential MBS. For the same period, AILIC recorded $29.7 million in other comprehensive income (loss) for the non-credit portion of these impairment charges.
Regarding the “all other corporate” securities that were impaired for 12 months or more at December 31, 2009 (47 securities), $4.5 million (58%) of the gross unrealized loss related to investments in debt securities of banks, credit and lending institutions. Investment grade rated securities represented 64% of the unrealized loss and 84% of the fair value. Approximately $1.7 million of the unrealized loss (3 securities with an aggregate fair value of $4.6 million) relates to securities that were more than 20% impaired.
The remaining $3.3 million in unrealized losses for “all other corporate” securities that have been in a loss position for more than one year relates to 29 securities spread across a variety of industries and issuers. Investment grade rated securities represent 71% of the unrealized loss and 69% of the fair value. None of these securities were more than 20% impaired at December 31, 2009.
AILIC recognized in earnings approximately $4.6 million in other-than-temporary impairment charges on “all other corporate” securities during 2009. Management concluded that the unrealized losses were due primarily to widened credit spreads and sector related issues and that no additional charges for other-than-temporary impairment were required based on many factors, including AILIC’s ability and intent to hold the investments for a period of time sufficient to allow for anticipated recovery of its amortized cost, the length of time and the extent to which fair value has been below cost, analysis of historical and projected company-specific financial data, the outlook for industry sectors, and credit ratings.
The following table is a progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income (loss) (in millions).

Balance at January 1, 2009	$1.2
Additional credit impairments on:
Previously impaired securities	3.1
Securities without prior impairments	5.1
Reductions – disposals	(0.1)

Balance at December 31, 2009	$9.3

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2009 (in thousands). Securities with sinking funds and other securities that pay down over time are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately 4 years at December 31, 2009.

	Amortized	Fair	Fair
	Cost	Value	Value %

Maturity
One year or less	$16,519	$16,975	1%
After one year through five years	424,693	449,670	32
After five years through ten years	385,660	393,179	28
After ten years	56,841	56,037	4

Subtotal	$883,713	$915,861	65

Mortgage-backed securities	524,219	500,318	35

Total bonds by maturity	$1,407,932	$1,416,179	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
Proceeds from sales of fixed maturity investments were $126.9 million in 2009, $146.1 million in 2008, and $78.1 million in 2007.
At December 31, 2009, U.S. Treasury Notes with a carrying value of $7.6 million were on deposit as required by the insurance departments of various states.
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table (in thousands) shows the components of the net unrealized loss on securities that is included in Accumulated Other Comprehensive Earnings (Loss) in AILIC’s balance sheet.

	2009
	Pre-tax	Deferred Tax	Net
Unrealized gain on:
Fixed maturities — available for sale	$8,247	$(2,887)	$5,360
Equity securities	3,190	(1,117)	2,073
Deferred policy acquisition costs	(3,914)	1,370	(2,544)
Annuity benefits accumulated	(24)	9	(15)

	$7,499	$(2,625)	$4,874

	2008
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(161,130)	$56,396	$(104,734)
Equity securities	(1,730)	605	(1,125)
Deferred policy acquisition costs	73,688	(25,791)	47,897
Annuity benefits accumulated	637	(223)	414

	$(88,535)	$30,987	$(57,548)

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total

2009
Realized before impairments	$3,943	$—	$(1,408)	$(887)	$1,648
Realized – impairments	(15,082)	(71)	5,300	3,448	(6,405)
Change in unrealized	172,212	4,920	(79,251)	(34,258)	63,623

2008
Realized before impairments	(8,044)	(1,610)	3,070	2,304	(4,280)
Realized – impairments	(13,398)	(7,939)	5,113	5,678	(10,546)
Change in unrealized	(155,679)	2,404	71,739	28,538	(52,998)

2007
Realized before impairments	(669)	95	273	105	(196)
Realized – impairments	(1,810)	—	738	375	(697)
Change in unrealized	(2,404)	(4,266)	1,159	1,929	(3,582)

*	Primarily adjustments to deferred policy acquisition costs related to annuities.
Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2009	2008	2007
Fixed maturities:
Gross gains	$6,586	$2,491	$1,119
Gross losses	(2,643)	(10,535)	(1,788)

Equity securities:
Gross gains	—	373	105
Gross losses	—	(1,983)	(10)
Net investment income by investment type consisted of the following (in thousands):

	2009	2008	2007
Fixed maturities	$84,269	$65,002	$50,395
Equity securities	292	301	73
Short-term investments	90	806	1,405
Cash on hand and on deposit	1	70	209
Policy loans	3,591	3,077	2,309
Other	178	321	366

Gross investment income	88,421	69,577	54,757
Investment expenses	(1,838)	(505)	(518)

Net investment income	$86,583	$69,072	$54,239

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $1.1 million in 2009, $0.4 million in 2008, and $0.5 million in 2007.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. DERIVATIVES
As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.
AILIC’s indexed annuities, which represent 28% of annuity benefits accumulated at December 31, 2009, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives.
The following derivatives are included in AILIC’s Balance Sheet at December 31, 2009 (in thousands):

		Fair Value
Derivative	Balance Sheet Line	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$16,528
Purchased call options	Other assets	8,564	—

		$8,564	$16,528

F. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2009	2008
Deferred policy acquisition costs (“DPAC”)	$183,640	$162,063
Policyholder sales inducements	26,355	16,276
Unrealized DPAC adjustment	(3,914)	73,688

Unamortized insurance costs, net	$206,081	$252,027

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized losses on securities had actually been realized (see Note B to the Financial Statements).
During 2009, 2008 and 2007, the Company capitalized $7.1 million, $8.1 million and $5.6 million relating to sales inducements offered to annuity policyholders.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. STOCKHOLDER’S EQUITY
Total statutory capital and surplus of the Company at December 31, 2009 and 2008, respectively, was $129.6 million and $82.4 million.
The maximum amount of dividends that can be paid to stockholder’s in 2009 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2010 will require prior approval based on statutory earned deficit.
Comprehensive income (loss) is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income (loss) includes net earnings (loss) and changes in net unrealized gains or losses on available for sale securities.
The change in net unrealized losses on marketable securities, a component of accumulated other comprehensive (loss) income, net, included the following for the year ended December 31 (in thousands):

	2009
	Pretax	Taxes	Net
Unrealized holding gains on securities arising during the period	$90,563	$(31,697)	$58,866
Realized losses on securities included in earnings	7,318	(2,561)	4,757

Change in net unrealized gains on marketable securities	$97,881	$(34,258)	$63,623

	2008
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(104,343)	$36,520	$(67,823)
Realized losses on securities included in earnings	22,808	(7,983)	14,825

Change in net unrealized losses on marketable securities	$(81,535)	$28,537	$(52,998)

	2007
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(6,883)	$2,409	$(4,474)
Realized losses on securities included in earnings	1,373	(481)	892

Change in net unrealized losses on marketable securities	$(5,510)	$1,928	$(3,582)

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
H. FEDERAL INCOME TAXES
The Company’s 2009 effective tax rate of 26% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.8 million relating to AILIC’s variable annuity separate accounts. The 2008 effective tax benefit rate of 42% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.7 million. The calculation is detailed as follows:

	2009		2008		2007
		Effective		Effective		Effective
	Amount	Rate	Amount	Rate	Amount	Rate

Provision computed at federal rate of 35%	$5,780	35%	$(7,929)	35%	$4,170	35%
Dividends received deduction	(1,330)	(8%)	(1,310)	6%	(1,120)	(9%)
Other	(105)	(1%)	(265)	1%	(448)	(4%)

Provision for income tax expense (benefit)	$4,345	26%	$(9,504)	42%	$2,602	22%

Deferred tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes. The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Deferred federal income tax asset” and “Deferred federal income tax liability,” were as follows (in thousands):

	December 31
	2009	2008

Deferred tax assets:
Policyholder liabilities	$34,597	$26,196
Investment securities	5,071	6,169
Unrealized losses	—	30,987
Other, net	2,998	3,145

	42,666	66,497
Deferred tax liabilities:
Unamortized insurance acquisition costs	(73,498)	(62,419)
Unrealized gains	(2,625)	—

Net deferred tax (liability) asset	$(33,457)	$4,078

All reserves for subsidiary uncertain tax positions at December 31, 2009 and 2008 are held at GAFRI.
As of December 31, 2009, AILIC’s 2006 through 2009 tax years remain subject to examination by the Internal Revenue Service.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
I. ADDITIONAL INFORMATION
At December 31, 2009, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $85.0 million, compared to $191.3 million at December 31, 2008. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $1.0 million GAAP reserve at December 31, 2009 compared to a $2.3 million GAAP reserve at December 31, 2008. Death benefits paid in excess of the variable annuity account balances were $0.9 million, $0.3 million and $0.3 million for 2009, 2008 and 2007, respectively. The weighted average age of these policyholders was 48 years old at December 31, 2009.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2009, 2008 and 2007, AILIC paid $2.1 million, $2.7 million and $4.0 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2009, 2008 and 2007, AILIC paid $16.4 million, $17.4 million and $18.9 million, respectively, for services to affiliates.
AILIC expensed approximately $0.5 million in 2009, $0.6 million in 2008 and $0.5 million in 2007 for its retirement and employee savings plans.

21

Financial Statements
Annuity Investors Variable Account A
Year Ended December 31, 2009
With Report of Independent Registered
Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A
Financial Statements
Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account A
          and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account A (“the Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2009, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2009, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A at December 31, 2009, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 28, 2010

1

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	410,476.261	$6,220,401	$4,634,277
Core Equity Fund	24,587.624	602,814	612,723
Government Securities Fund	136,341.310	1,736,829	1,629,279
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	155,763.852	1,757,399	1,327,108
Mid Cap Value Fund	159,452.432	2,005,136	1,932,563
Ultra Fund	12,867.572	111,637	104,484
Vista Fund	46,716.006	789,456	616,185
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	515,829.588	7,142,351	5,545,168
Global Allocation Fund	190,751.686	2,720,218	2,846,015
High Income Fund	183,501.258	1,294,968	1,225,789
Money Market Fund	849,832.935	849,832	849,833
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	137,443.023	3,208,394	3,609,254
Stock Index Fund, Inc.	579,778.151	16,319,910	15,253,963
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	361,553.727	3,324,462	3,611,922
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	295,820.666	9,900,708	9,288,769
Developing Leaders Portfolio	165,342.513	5,802,317	3,883,895
Growth and Income Portfolio	111,736.163	2,206,540	1,883,872
Money Market Portfolio	725,601.770	725,602	725,601
DWS Investments VIT Funds — Class A:
Small Cap Index	145,101.461	1,751,652	1,436,504
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	853,084.739	20,738,981	22,930,918
Enterprise Portfolio	233,885.267	5,612,256	7,201,328
Forty Portfolio	133,471.946	3,564,444	4,484,657
Worldwide Portfolio	360,240.742	9,958,379	9,431,103
Janus Aspen Series — Service Shares:
Overseas Portfolio	155,025.041	7,026,107	6,988,529
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	22,449.589	817,624	829,288
Main Street Fund	14,304.286	286,133	260,052
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	76,230.358	522,198	554,957
Real Return Portfolio	194,566.609	2,428,936	2,420,409
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	363,018.041	3,910,829	3,604,769
U.S. Mid Cap Value Portfolio	106,212.228	1,285,152	1,121,601
U.S. Real Estate Portfolio	243,571.174	3,785,307	2,472,247
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund — 1.25% series contract	392,244.876	$11.211328	$4,397,586
Capital Development Fund — 0.95% series contract	20,567.362	11.508083	236,691
Core Equity Fund — 1.25% series contract	59,034.269	10.098800	596,175
Core Equity Fund — 0.95% series contract	1,620.443	10.212277	16,548
Government Securities Fund — 1.25% series contract	118,990.502	13.416284	1,596,410
Government Securities Fund — 0.95% series contract	2,386.801	13.771147	32,869
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund — 1.25% series contract	143,631.839	9.049172	1,299,749
Large Company Value Fund — 0.95% series contract	2,980.751	9.178533	27,359
Mid Cap Value Fund — 1.25% series contract	150,377.650	12.403375	1,865,190
Mid Cap Value Fund — 0.95% series contract	5,355.285	12.580617	67,373
Ultra Fund — 1.25% series contract	10,110.283	9.621508	97,276
Ultra Fund — 0.95% series contract	738.643	9.759017	7,208
Vista Fund — 1.25% series contract	55,970.371	10.427850	583,651
Vista Fund — 0.95% series contract	3,075.933	10.576893	32,534
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund — 1.25% series contract	218,371.939	24.882318	5,433,600
Basic Value Fund — 0.95% series contract	4,298.707	25.953811	111,568
Global Allocation Fund — 1.25% series contract	111,826.699	24.362816	2,724,413
Global Allocation Fund — 0.95% series contract	4,785.231	25.411988	121,602
High Income Fund — 1.25% series contract	63,126.958	18.556238	1,171,399
High Income Fund — 0.95% series contract	2,811.585	19.344844	54,390
Money Market Fund — 1.25% series contract	611,673.666	1.302246	796,550
Money Market Fund — 0.95% series contract	39,611.527	1.345142	53,283
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. — 1.25% series contract	211,564.650	15.351268	3,247,786
Socially Responsible Growth Fund, Inc. — 0.95% series contract	22,573.830	16.012700	361,468
Stock Index Fund, Inc. — 1.25% series contract	783,736.549	18.761386	14,703,984
Stock Index Fund, Inc. — 0.95% series contract	28,104.046	19.569403	549,979
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio — 1.25% series contract	287,550.635	12.078525	3,473,188
Technology Growth Portfolio — 0.95% series contract	11,324.209	12.251135	138,734
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio — 1.25% series contract	423,436.333	20.922965	8,859,544
Appreciation Portfolio — 0.95% series contract	19,667.618	21.823937	429,225
Developing Leaders Portfolio — 1.25% series contract	310,426.732	12.042256	3,738,238
Developing Leaders Portfolio — 0.95% series contract	11,644.442	12.508733	145,657
Growth and Income Portfolio — 1.25% series contract	152,493.648	11.698539	1,783,953
Growth and Income Portfolio — 0.95% series contract	8,222.704	12.151596	99,919
Money Market Portfolio — 1.25% series contract	630,964.916	1.080517	681,768
Money Market Portfolio — 0.95% series contract	40,051.283	1.094428	43,833
DWS Investments VIT Funds — Class A:
Small Cap Index — 1.25% series contract	99,259.574	13.799314	1,369,714
Small Cap Index — 0.95% series contract	4,687.440	14.248812	66,790
Janus Aspen Series — Institutional Shares:
Balanced Portfolio — 1.25% series contract	655,662.992	31.135396	20,414,327
Balanced Portfolio — 0.95% series contract	77,489.758	32.476439	2,516,591
Enterprise Portfolio — 1.25% series contract	355,512.718	19.600569	6,968,252
Enterprise Portfolio — 0.95% series contract	11,399.954	20.445304	233,076
Forty Portfolio — 1.25% series contract	348,891.057	12.435039	4,338,474
Forty Portfolio — 0.95% series contract	11,384.888	12.840126	146,183
Worldwide Portfolio — 1.25% series contract	459,545.150	19.009303	8,735,633
Worldwide Portfolio — 0.95% series contract	35,074.780	19.828197	695,470
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Continued) (Note 2):
Janus Aspen Series — Service Shares:
Overseas Portfolio — 1.25% series contract	358,424.498	$18.945417	$6,790,502
Overseas Portfolio — 0.95% series contract	10,183.017	19.446800	198,027
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund — 1.25% series contract	79,718.479	10.084951	803,957
Capital Appreciation Fund — 0.95% series contract	2,476.362	10.229108	25,331
Main Street Fund — 1.25% series contract	24,849.419	9.872691	245,331
Main Street Fund — 0.95% series contract	1,470.094	10.013792	14,721
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio — 1.25% series contract	43,907.812	12.152233	533,578
High Yield Portfolio — 0.95% series contract	1,734.496	12.325800	21,379
Real Return Portfolio — 1.25% series contract	200,937.324	11.630885	2,337,079
Real Return Portfolio — 0.95% series contract	7,063.626	11.797021	83,330
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio — 1.25% series contract	218,043.181	15.676009	3,418,047
Core Plus Fixed Income Portfolio — 0.95% series contract	11,467.401	16.282889	186,722
U.S. Mid Cap Value Portfolio — 1.25% series contract	96,178.035	11.599857	1,115,651
U.S. Mid Cap Value Portfolio — 0.95% series contract	505.670	11.765623	5,950
U.S. Real Estate Portfolio — 1.25% series contract	88,862.502	26.220630	2,330,031
U.S. Real Estate Portfolio — 0.95% series contract	5,221.573	27.236292	142,216
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2009

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	$0	$48,099	$(48,099)	$(638,846)	$0	$2,023,631	$1,384,785	$1,336,686
Core Equity Fund	9,919	5,750	4,169	(10,051)	0	122,756	112,705	116,874
Government Securities Fund	79,798	21,481	58,317	51,153	57,356	(183,126)	(74,617)	(16,300)
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	61,408	14,269	47,139	(147,574)	0	305,005	157,431	204,570
Mid Cap Value Fund	63,830	20,500	43,330	(89,399)	0	495,012	405,613	448,943
Ultra Fund	245	1,034	(789)	(14,310)	0	40,412	26,102	25,313
Vista Fund	0	7,665	(7,665)	(102,726)	0	227,402	124,676	117,011
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	101,226	57,436	43,790	(365,342)	0	1,551,149	1,185,807	1,229,597
Global Allocation Fund	47,899	28,841	19,058	12,766	0	416,793	429,559	448,617
High Income Fund	89,507	9,663	79,844	(52,362)	0	389,735	337,373	417,217
Money Market Fund	1,221	8,359	(7,138)	0	126	0	126	(7,012)
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	29,428	38,093	(8,665)	(210,439)	0	1,104,687	894,248	885,583
Stock Index Fund, Inc.	272,136	162,988	109,148	(428,851)	813,254	2,583,840	2,968,243	3,077,391
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	12,904	36,896	(23,992)	(59,920)	0	1,416,435	1,356,515	1,332,523
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	214,885	102,169	112,716	(462,275)	627,021	1,343,363	1,508,109	1,620,825
Developing Leaders Portfolio	52,480	40,691	11,789	(132,619)	0	887,020	754,401	766,190
Growth and Income Portfolio	21,331	19,894	1,437	(42,954)	0	443,452	400,498	401,935
Money Market Portfolio	1,166	9,123	(7,957)	0	0	0	0	(7,957)
DWS Investments VIT Funds — Class A:
Small Cap Index	19,371	14,296	5,075	(165,974)	72,651	369,242	275,919	280,994
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	617,481	251,547	365,934	(5,015)	786,093	3,374,596	4,155,674	4,521,608
Enterprise Portfolio	0	73,869	(73,869)	3,027	0	2,246,811	2,249,838	2,175,969
Forty Portfolio	1,423	46,582	(45,159)	151,165	0	1,271,363	1,422,528	1,377,369
Worldwide Portfolio	114,624	98,806	15,818	(862,231)	0	3,353,995	2,491,764	2,507,582
Janus Aspen Series — Service Shares:
Overseas Portfolio	22,814	67,039	(44,225)	(414,563)	151,963	3,206,532	2,943,932	2,899,707
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	1,915	8,017	(6,102)	(123,445)	0	358,579	235,134	229,032
Main Street Fund	3,911	2,670	1,241	(51,624)	0	99,423	47,799	49,040
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	29,253	4,174	25,079	(27,982)	0	114,528	86,546	111,625
Real Return Portfolio	61,948	24,745	37,203	(7,262)	86,912	184,455	264,105	301,308
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	273,143	39,669	233,474	(57,175)	0	77,921	20,746	254,220
U.S. Mid Cap Value Portfolio	10,786	10,899	(113)	(256,205)	0	554,601	298,396	298,283
U.S. Real Estate Portfolio	63,776	23,944	39,832	(615,548)	0	1,115,042	499,494	539,326
The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For The Year Ended December 31, 2009

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	$(48,099)	$(638,846)	$0	$2,023,631	$1,336,686	$474,343	$320,434	$(336,061)	$(182,152)	$1,154,534	$3,479,743	$4,634,277
Core Equity Fund	4,169	(10,051)	0	122,756	116,874	90,138	32,051	60,080	118,167	235,041	377,682	612,723
Government Securities Fund	58,317	51,153	57,356	(183,126)	(16,300)	233,135	139,656	134,957	228,436	212,136	1,417,143	1,629,279
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	47,139	(147,574)	0	305,005	204,570	169,265	86,588	(92,813)	(10,136)	194,434	1,132,674	1,327,108
Mid Cap Value Fund	43,330	(89,399)	0	495,012	448,943	243,958	101,744	(151,733)	(9,519)	439,424	1,493,139	1,932,563
Ultra Fund	(789)	(14,310)	0	40,412	25,313	22,048	137	(16,423)	5,488	30,801	73,683	104,484
Vista Fund	(7,665)	(102,726)	0	227,402	117,011	104,250	178,604	(94,965)	(169,319)	(52,308)	668,493	616,185
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	43,790	(365,342)	0	1,551,149	1,229,597	584,397	377,072	(248,771)	(41,446)	1,188,151	4,357,017	5,545,168
Global Allocation Fund	19,058	12,766	0	416,793	448,617	383,838	89,499	162,173	456,512	905,129	1,940,886	2,846,015
High Income Fund	79,844	(52,362)	0	389,735	417,217	71,053	72,713	41,361	39,701	456,918	768,871	1,225,789
Money Market Fund	(7,138)	0	126	0	(7,012)	79,739	97,278	28,169	10,630	3,618	846,215	849,833
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(8,665)	(210,439)	0	1,104,687	885,583	316,549	311,238	(151,156)	(145,845)	739,738	2,869,516	3,609,254
Stock Index Fund, Inc.	109,148	(428,851)	813,254	2,583,840	3,077,391	1,197,992	1,046,349	(351,282)	(199,639)	2,877,752	12,376,211	15,253,963
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(23,992)	(59,920)	0	1,416,435	1,332,523	317,891	330,945	(55,388)	(68,442)	1,264,081	2,347,841	3,611,922
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	112,716	(462,275)	627,021	1,343,363	1,620,825	715,496	723,343	(508,401)	(516,248)	1,104,577	8,184,192	9,288,769
Developing Leaders Portfolio	11,789	(132,619)	0	887,020	766,190	317,566	220,392	(130,094)	(32,920)	733,270	3,150,625	3,883,895
Growth and Income Portfolio	1,437	(42,954)	0	443,452	401,935	145,758	148,436	(35,573)	(38,251)	363,684	1,520,188	1,883,872
Money Market Portfolio	(7,957)	0	0	0	(7,957)	117,664	302,276	(89,989)	(274,601)	(282,558)	1,008,159	725,601
DWS Investments VIT Funds — Class A:
Small Cap Index	5,075	(165,974)	72,651	369,242	280,994	241,277	42,263	(122,043)	76,971	357,965	1,078,539	1,436,504
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	365,934	(5,015)	786,093	3,374,596	4,521,608	1,298,555	1,493,870	(697,192)	(892,507)	3,629,101	19,301,817	22,930,918
Enterprise Portfolio	(73,869)	3,027	0	2,246,811	2,175,969	451,692	459,578	(204,026)	(211,912)	1,964,057	5,237,271	7,201,328
Forty Portfolio	(45,159)	151,165	0	1,271,363	1,377,369	409,984	218,406	(137,847)	53,731	1,431,100	3,053,557	4,484,657
Worldwide Portfolio	15,818	(862,231)	0	3,353,995	2,507,582	495,096	561,906	(384,323)	(451,133)	2,056,449	7,374,654	9,431,103
Janus Aspen Series — Service Shares:
Overseas Portfolio	(44,225)	(414,563)	151,963	3,206,532	2,899,707	903,210	308,091	(459,941)	135,178	3,034,885	3,953,644	6,988,529
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	(6,102)	(123,445)	0	358,579	229,032	152,238	31,517	(88,365)	32,356	261,388	567,900	829,288
Main Street Fund	1,241	(51,624)	0	99,423	49,040	69,144	17,811	(46,547)	4,786	53,826	206,226	260,052
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	25,079	(27,982)	0	114,528	111,625	58,400	19,012	160,704	200,092	311,717	243,240	554,957
Real Return Portfolio	37,203	(7,262)	86,912	184,455	301,308	328,021	61,312	117,346	384,055	685,363	1,735,046	2,420,409
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	233,474	(57,175)	0	77,921	254,220	378,558	200,319	193,676	371,915	626,135	2,978,634	3,604,769
U.S. Mid Cap Value Portfolio	(113)	(256,205)	0	554,601	298,283	177,905	28,158	(52,295)	97,452	395,735	725,866	1,121,601
U.S. Real Estate Portfolio	39,832	(615,548)	0	1,115,042	539,326	330,635	171,231	(185,290)	(25,886)	513,440	1,958,807	2,472,247
The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For The Year Ended December 31, 2008

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	$(69,618)	$(302,404)	$696,451	$(3,670,101)	$(3,345,672)	$650,330	$863,317	$(711,648)	$(924,635)	$(4,270,307)	$7,750,050	$3,479,743
Core Equity Fund	5,314	5,705	0	(164,255)	(153,236)	67,535	72,866	38,190	32,859	(120,377)	498,059	377,682
Government Securities Fund	37,472	6,523	0	81,150	125,145	143,269	189,585	526,906	480,590	605,735	811,408	1,417,143
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	14,390	(36,712)	44,110	(717,548)	(695,760)	193,732	254,689	(28,395)	(89,352)	(785,112)	1,917,786	1,132,674
Mid Cap Value Fund	(21,923)	(76,083)	0	(434,138)	(532,144)	245,872	386,951	(245,514)	(386,593)	(918,737)	2,411,876	1,493,139
Ultra Fund	(1,353)	(7,379)	18,074	(66,886)	(57,544)	19,025	18,807	(7,204)	(6,986)	(64,530)	138,213	73,683
Vista Fund	(13,506)	33,000	56,395	(764,733)	(688,844)	125,273	237,224	(61,251)	(173,202)	(862,046)	1,530,539	668,493
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	62,430	(35,575)	64,655	(2,798,732)	(2,707,222)	773,263	967,453	(381,077)	(575,267)	(3,282,489)	7,639,506	4,357,017
Global Allocation Fund	21,303	59,591	8,796	(607,278)	(517,588)	265,637	295,868	134,602	104,371	(413,217)	2,354,103	1,940,886
High Income Fund	90,852	(86,289)	0	(369,415)	(364,852)	88,049	366,769	(90,474)	(369,194)	(734,046)	1,502,917	768,871
Money Market Fund	8,536	0	0	0	8,536	112,684	205,479	5,143	(87,652)	(79,116)	925,331	846,215
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(18,504)	(346,910)	0	(1,286,046)	(1,651,460)	309,743	526,726	(232,905)	(449,888)	(2,101,348)	4,970,864	2,869,516
Stock Index Fund, Inc.	146,233	(243,184)	0	(7,626,178)	(7,723,129)	1,380,800	2,020,866	(754,094)	(1,394,160)	(9,117,289)	21,493,500	12,376,211
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(41,618)	(30,152)	0	(1,655,137)	(1,726,907)	354,529	413,266	(173,956)	(232,693)	(1,959,600)	4,307,441	2,347,841
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	85,324	(126,064)	824,193	(4,569,134)	(3,785,681)	845,739	1,519,420	(964,557)	(1,638,238)	(5,423,919)	13,608,111	8,184,192
Developing Leaders Portfolio	(15,209)	(273,067)	252,369	(2,024,361)	(2,060,268)	424,559	710,001	(507,985)	(793,427)	(2,853,695)	6,004,320	3,150,625
Growth and Income Portfolio	(13,446)	(40,745)	292,336	(1,373,151)	(1,135,006)	171,915	417,569	(201,056)	(446,710)	(1,581,716)	3,101,904	1,520,188
Money Market Portfolio	8,178	0	0	0	8,178	150,850	292,582	625,070	483,338	491,516	516,643	1,008,159
DWS Investments VIT Funds — Class A:
Small Cap Index	4,740	(38,558)	139,874	(667,596)	(561,540)	246,332	348,618	(23,062)	(125,348)	(686,888)	1,765,427	1,078,539
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	336,442	243,586	1,637,121	(6,390,864)	(4,173,715)	1,482,687	3,983,750	(597,868)	(3,098,931)	(7,272,646)	26,574,463	19,301,817
Forty Portfolio	(51,253)	377,882	0	(2,788,918)	(2,462,289)	462,624	535,583	88,016	15,057	(2,447,232)	5,500,789	3,053,557
Mid Cap Growth Portfolio	(81,593)	63,143	466,605	(4,679,590)	(4,231,435)	522,113	1,148,742	(265,769)	(892,398)	(5,123,833)	10,361,104	5,237,271
Worldwide Growth Portfolio	(6,479)	(1,218,402)	0	(5,252,742)	(6,477,623)	612,955	1,473,446	(784,567)	(1,645,058)	(8,122,681)	15,497,335	7,374,654
Janus Aspen Series — Service Shares:
International Growth Portfolio	92,034	487,066	914,105	(5,700,865)	(4,207,660)	1,060,766	971,075	133,861	223,552	(3,984,108)	7,937,752	3,953,644
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	(6,849)	1,477	0	(385,066)	(390,438)	138,511	62,035	405,217	481,693	91,255	476,645	567,900
Main Street Fund	931	328	18,850	(145,087)	(124,978)	86,515	106,652	(41,398)	(61,535)	(186,513)	392,739	206,226
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	21,231	(32,779)	690	(71,644)	(82,502)	43,705	86,535	(32,064)	(74,894)	(157,396)	400,636	243,240
Real Return Portfolio	43,327	1,918	2,709	(221,877)	(173,923)	342,058	326,944	341,617	356,731	182,808	1,552,238	1,735,046
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	110,434	(73,177)	0	(438,554)	(401,297)	404,072	643,481	(113,681)	(353,090)	(754,387)	3,733,021	2,978,634
U.S. Mid Cap Value Portfolio	(3,814)	(53,346)	274,244	(697,148)	(480,064)	198,783	175,169	(27,869)	(4,255)	(484,319)	1,210,185	725,866
U.S. Real Estate Portfolio	69,729	(134,506)	1,196,465	(2,376,585)	(1,244,897)	388,245	554,128	(477,422)	(643,305)	(1,888,202)	3,847,009	1,958,807
The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
December 31, 2009
(1)	ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2009 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:
AIM Variable Insurance Funds, Inc. — Series I Shares:
•	Capital Development Fund

•	Core Equity Fund

•	Government Securities Fund
American Century Variable Portfolios — Class I Shares:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund
BlackRock Variable Series Funds, Inc. — Class I:
•	Basic Value Fund

•	Global Allocation Fund

•	High Income Fund

•	Money Market Fund
Dreyfus Funds — Initial Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
Dreyfus Investment Portfolio — Initial Shares:
•	Technology Growth Portfolio
Dreyfus Variable Investment Fund — Initial Shares:
•	Appreciation Portfolio

•	Developing Leaders Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio
DWS Investments VIT Funds — Class A:
•	Small Cap Index
Janus Aspen Series — Institutional Shares:
•	Balanced Portfolio

•	Enterprise Portfolio

•	Forty Portfolio

•	Worldwide Portfolio
Janus Aspen Series — Service Shares:
•	Overseas Portfolio

8

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
Oppenheimer Variable Account Funds — Non-Service Shares:
•	Capital Appreciation Fund

•	Main Street Fund
PIMCO Variable Insurance Trust — Administrative Class:
•	High Yield Portfolio

•	Real Return Portfolio
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
•	Core Plus Fixed Income Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio
Janus Aspen Series — Institutional Shares Mid Cap Growth Portfolio’s name changed to Janus Aspen Series — Institutional Shares Enterprise Portfolio on May 1, 2009. Janus Aspen Series — Institutional Shares Worldwide Growth Portfolio’s name changed to Janus Aspen Series - Institutional Shares Worldwide Portfolio on May 1, 2009. Janus Aspen Series — Service Shares International Growth Portfolio’s name changed to Janus Aspen Series — Service Shares Overseas Portfolio on May 1, 2009.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

Fair Value Measurements

Effective January 1, 2008, the Account adopted a new accounting standard on fair value measurements, with the exception of the application of the standard to nonrecurring fair value measurements of nonfinancial assets and liabilities that was adopted pursuant to the standard as of January 1, 2009. The standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. As of January 1, 2009, the Account adopted new accounting guidance on estimating the fair value of an asset or liability when there is no active market and on identifying transactions that are not orderly. As of December 31, 2009 the Account adopted new accounting guidance that clarified net asset value is an appropriate measure for fair value of the funds within the separate accounts. The guidance did not change the objective of fair value measurements. Adoption of these standards did not have a significant impact on the Account’s financial condition or results of operations. The three levels of the hierarchy are as follows:

Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

9

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

10

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2009, are as follows:

	2009
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	$331,476	$561,727
Core Equity Fund	164,729	42,393
Government Securities Fund	1,123,664	779,555
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	217,333	180,329
Mid Cap Value Fund	344,650	310,839
Ultra Fund	34,965	30,265
Vista Fund	90,556	267,540
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	568,060	565,716
Global Allocation Fund	718,944	243,373
High Income Fund	242,872	123,327
Money Market Fund	170,645	167,027
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	260,431	414,941
Stock Index Fund, Inc.	1,915,971	1,193,208
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	336,502	428,936
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	1,336,366	1,112,875
Developing Leaders Portfolio	252,207	273,339
Growth and Income Portfolio	171,197	208,011
Money Market Portfolio	353,643	636,201
DWS Investments VIT Funds — Class A:
Small Cap Index	343,073	188,376
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,686,922	2,427,404
Enterprise Portfolio	351,789	637,570
Forty Portfolio	455,108	446,535
Worldwide Portfolio	320,938	756,253
Janus Aspen Series — Service Shares:
Overseas Portfolio	1,299,251	1,056,336
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	216,711	190,458
Main Street Fund	66,952	60,925
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	315,766	90,595
Real Return Portfolio	747,533	239,363
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	972,306	366,917
U.S. Mid Cap Value Portfolio	281,433	184,095
U.S. Real Estate Portfolio	356,488	342,541

11

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under the 1.25% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,240,953 for the year ended December 31, 2009.

In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the 0.95% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $58,255 for the year ended December 31, 2009.

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $54,149 for the year ended December 31, 2009.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

12

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund — 1.25% series contract	413,876.628	68,946.804	90,578.556	392,244.876
Capital Development Fund — 0.95% series contract	21,969.063	2,001.825	3,403.526	20,567.362
Core Equity Fund — 1.25% series contract	46,146.985	22,215.686	9,328.402	59,034.269
Core Equity Fund — 0.95% series contract	1,224.616	1,299.074	903.247	1,620.443
Government Securities Fund — 1.25% series contract	100,138.055	90,850.845	71,998.398	118,990.502
Government Securities Fund — 0.95% series contract	4,062.919	2,584.828	4,260.946	2,386.801
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund — 1.25% series contract	146,167.141	26,332.543	28,867.845	143,631.839
Large Company Value Fund — 0.95% series contract	2,186.782	1,336.805	542.836	2,980.751
Mid Cap Value Fund — 1.25% series contract	148,438.694	42,876.179	40,937.223	150,377.650
Mid Cap Value Fund — 0.95% series contract	5,968.575	632.425	1,245.715	5,355.285
Ultra Fund — 1.25% series contract	9,338.482	7,132.332	6,360.531	10,110.283
Ultra Fund — 0.95% series contract	822.233	1.894	85.484	738.643
Vista Fund — 1.25% series contract	73,119.622	17,204.650	34,353.901	55,970.371
Vista Fund — 0.95% series contract	4,361.039	182.518	1,467.624	3,075.933
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund — 1.25% series contract	221,409.243	42,143.690	45,180.994	218,371.939
Basic Value Fund — 0.95% series contract	5,143.588	13.488	858.369	4,298.707
Global Allocation Fund — 1.25% series contract	90,253.537	44,234.117	22,660.955	111,826.699
Global Allocation Fund — 0.95% series contract	4,904.864	1,243.013	1,362.646	4,785.231
High Income Fund — 1.25% series contract	61,740.138	11,537.465	10,150.645	63,126.958
High Income Fund — 0.95% series contract	2,254.675	906.367	349.457	2,811.585
Money Market Fund — 1.25% series contract	601,238.869	135,538.969	125,104.172	611,673.666
Money Market Fund — 0.95% series contract	41,910.296	931.545	3,230.314	39,611.527
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. — 1.25% series contract	218,171.699	29,874.744	36,481.793	211,564.650
Socially Responsible Growth Fund, Inc. — 0.95% series contract	27,620.729	744.301	5,791.200	22,573.830
Stock Index Fund, Inc. — 1.25% series contract	789,479.677	116,232.291	121,975.419	783,736.549
Stock Index Fund, Inc. — 0.95% series contract	32,198.953	1,367.169	5,462.076	28,104.046
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio — 1.25% series contract	289,394.563	47,559.465	49,403.393	287,550.635
Technology Growth Portfolio — 0.95% series contract	13,108.638	2,242.870	4,027.299	11,324.209
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio — 1.25% series contract	448,561.003	55,068.388	80,193.058	423,436.333
Appreciation Portfolio — 0.95% series contract	23,891.958	206.560	4,430.900	19,667.618
Developing Leaders Portfolio — 1.25% series contract	311,061.041	38,302.479	38,936.788	310,426.732
Developing Leaders Portfolio — 0.95% series contract	14,069.454	243.094	2,668.106	11,644.442
Growth and Income Portfolio — 1.25% series contract	155,010.579	25,418.512	27,935.443	152,493.648
Growth and Income Portfolio — 0.95% series contract	9,897.496	52.625	1,727.417	8,222.704
Money Market Portfolio — 1.25% series contract	859,060.272	424,996.267	653,091.623	630,964.916
Money Market Portfolio — 0.95% series contract	63,780.313	6,618.524	30,347.554	40,051.283
DWS Investments VIT Funds — Class A:
Small Cap Index — 1.25% series contract	93,375.328	32,579.521	26,695.275	99,259.574
Small Cap Index — 0.95% series contract	4,193.161	1,587.085	1,092.806	4,687.440
Janus Aspen Series — Institutional Shares:
Balanced Portfolio — 1.25% series contract	678,738.756	109,528.533	132,604.297	655,662.992
Balanced Portfolio — 0.95% series contract	88,393.055	939.983	11,843.280	77,489.758
Enterprise Portfolio — 1.25% series contract	368,932.578	41,657.017	55,076.877	355,512.718
Enterprise Portfolio — 0.95% series contract	12,697.115	468.665	1,765.826	11,399.954
Forty Portfolio — 1.25% series contract	340,745.535	80,505.429	72,359.907	348,891.057
Forty Portfolio — 0.95% series contract	13,697.214	1,113.348	3,425.674	11,384.888
Worldwide Portfolio — 1.25% series contract	487,311.412	36,978.973	64,745.235	459,545.150
Worldwide Portfolio — 0.95% series contract	38,669.594	364.215	3,959.029	35,074.780

13

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Janus Aspen Series — Service Shares:
Overseas Portfolio — 1.25% series contract	358,898.577	130,716.825	131,190.904	358,424.498
Overseas Portfolio — 0.95% series contract	9,899.347	2,241.561	1,957.891	10,183.017
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund — 1.25% series contract	78,099.398	39,074.671	37,455.590	79,718.479
Capital Appreciation Fund — 0.95% series contract	2,239.514	1,560.694	1,323.846	2,476.362
Main Street Fund — 1.25% series contract	24,920.246	8,676.012	8,746.839	24,849.419
Main Street Fund — 0.95% series contract	1,524.923	937.103	991.932	1,470.094
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio — 1.25% series contract	26,634.397	27,421.525	10,148.110	43,907.812
High Yield Portfolio — 0.95% series contract	1,111.513	737.999	115.016	1,734.496
Real Return Portfolio — 1.25% series contract	166,170.992	74,147.070	39,380.738	200,937.324
Real Return Portfolio — 0.95% series contract	8,146.666	1,756.494	2,839.534	7,063.626
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio — 1.25% series contract	191,870.029	63,100.780	36,927.628	218,043.181
Core Plus Fixed Income Portfolio — 0.95% series contract	13,388.814	2,884.297	4,805.710	11,467.401
U.S. Mid Cap Value Portfolio — 1.25% series contract	85,111.168	38,360.033	27,293.166	96,178.035
U.S. Mid Cap Value Portfolio — 0.95% series contract	899.265	58.051	451.646	505.670
U.S. Real Estate Portfolio — 1.25% series contract	89,003.226	23,210.208	23,350.932	88,862.502
U.S. Real Estate Portfolio — 0.95% series contract	5,488.539	290.256	557.222	5,221.573

14

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund — 1.25% series contract	475,994.579	88,856.025	150,973.976	413,876.628
Capital Development Fund — 0.95% series contract	31,723.107	1,427.736	11,181.780	21,969.063
Core Equity Fund — 1.25% series contract	41,625.124	18,314.215	13,792.354	46,146.985
Core Equity Fund — 0.95% series contract	1,469.174	688.692	933.250	1,224.616
Government Securities Fund — 1.25% series contract	64,034.932	79,521.702	43,418.579	100,138.055
Government Securities Fund — 0.95% series contract	2,147.411	3,246.297	1,330.789	4,062.919
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund — 1.25% series contract	153,225.450	34,860.853	41,919.162	146,167.141
Large Company Value Fund — 0.95% series contract	2,341.102	254.524	408.844	2,186.782
Mid Cap Value Fund — 1.25% series contract	179,311.466	31,433.933	62,306.705	148,438.694
Mid Cap Value Fund — 0.95% series contract	7,031.118	263.567	1,326.110	5,968.575
Ultra Fund — 1.25% series contract	10,188.375	3,972.299	4,822.192	9,338.482
Ultra Fund — 0.95% series contract	828.233	0.000	6.000	822.233
Vista Fund — 1.25% series contract	83,240.285	22,826.786	32,947.449	73,119.622
Vista Fund — 0.95% series contract	6,755.896	1,336.786	3,731.643	4,361.039
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund — 1.25% series contract	238,453.589	60,824.277	77,868.623	221,409.243
Basic Value Fund — 0.95% series contract	9,448.413	342.411	4,647.236	5,143.588
Global Allocation Fund — 1.25% series contract	85,651.075	49,274.687	44,672.225	90,253.537
Global Allocation Fund — 0.95% series contract	6,149.618	1,254.221	2,498.975	4,904.864
High Income Fund — 1.25% series contract	83,118.965	7,201.042	28,579.869	61,740.138
High Income Fund — 0.95% series contract	4,328.151	372.043	2,445.519	2,254.675
Money Market Fund — 1.25% series contract	610,689.015	178,795.931	188,246.077	601,238.869
Money Market Fund — 0.95% series contract	97,913.376	12,795.864	68,798.944	41,910.296
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. — 1.25% series contract	243,144.129	29,426.115	54,398.545	218,171.699
Socially Responsible Growth Fund, Inc. — 0.95% series contract	32,598.651	564.029	5,541.951	27,620.729
Stock Index Fund, Inc. — 1.25% series contract	840,653.191	116,246.944	167,420.458	789,479.677
Stock Index Fund, Inc. — 0.95% series contract	44,804.427	782.054	13,387.528	32,198.953
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio — 1.25% series contract	305,423.142	46,384.180	62,412.759	289,394.563
Technology Growth Portfolio — 0.95% series contract	16,925.080	1,873.810	5,690.252	13,108.638
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio — 1.25% series contract	517,511.780	63,103.548	132,054.325	448,561.003
Appreciation Portfolio — 0.95% series contract	28,998.547	154.018	5,260.607	23,891.958
Developing Leaders Portfolio — 1.25% series contract	358,662.134	49,094.941	96,696.034	311,061.041
Developing Leaders Portfolio — 0.95% series contract	23,010.660	292.102	9,233.308	14,069.454
Growth and Income Portfolio — 1.25% series contract	181,394.405	17,773.104	44,156.930	155,010.579
Growth and Income Portfolio — 0.95% series contract	16,486.976	668.538	7,258.018	9,897.496
Money Market Portfolio — 1.25% series contract	438,158.598	928,806.876	507,905.202	859,060.272
Money Market Portfolio — 0.95% series contract	40,318.223	25,011.876	1,549.786	63,780.313
DWS Investments VIT Funds — Class A:
Small Cap Index — 1.25% series contract	97,407.310	35,376.336	39,408.318	93,375.328
Small Cap Index — 0.95% series contract	6,442.135	691.763	2,940.737	4,193.161
Janus Aspen Series — Institutional Shares:
Balanced Portfolio — 1.25% series contract	775,768.578	121,635.259	218,665.081	678,738.756
Balanced Portfolio — 0.95% series contract	102,253.422	807.233	14,667.600	88,393.055
Forty Portfolio — 1.25% series contract	336,346.406	100,642.630	96,243.501	340,745.535
Forty Portfolio — 0.95% series contract	15,765.116	3,909.900	5,977.802	13,697.214
Mid Cap Growth Portfolio — 1.25% series contract	399,380.581	44,284.507	74,732.510	368,932.578
Mid Cap Growth Portfolio — 0.95% series contract	20,001.923	1,022.752	8,327.560	12,697.115
Worldwide Growth Portfolio — 1.25% series contract	551,800.681	43,428.154	107,917.423	487,311.412
Worldwide Growth Portfolio — 0.95% series contract	52,040.143	1,127.211	14,497.760	38,669.594

15

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Janus Aspen Series — Service Shares:
International Growth Portfolio — 1.25% series contract	334,924.940	213,027.014	189,053.377	358,898.577
International Growth Portfolio — 0.95% series contract	14,274.561	2,902.907	7,278.121	9,899.347
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund — 1.25% series contract	34,196.988	76,084.535	32,182.125	78,099.398
Capital Appreciation Fund — 0.95% series contract	2,072.537	721.915	554.938	2,239.514
Main Street Fund — 1.25% series contract	26,387.912	17,784.431	19,252.097	24,920.246
Main Street Fund — 0.95% series contract	4,196.765	532.319	3,204.161	1,524.923
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio — 1.25% series contract	30,726.405	15,840.753	19,932.761	26,634.397
High Yield Portfolio — 0.95% series contract	3,761.871	78.290	2,728.648	1,111.513
Real Return Portfolio — 1.25% series contract	134,989.321	139,745.065	108,563.394	166,170.992
Real Return Portfolio — 0.95% series contract	8,152.916	12,875.776	12,882.026	8,146.666
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio — 1.25% series contract	216,365.806	59,930.717	84,426.494	191,870.029
Core Plus Fixed Income Portfolio — 0.95% series contract	11,876.009	6,881.510	5,368.705	13,388.814
U.S. Mid Cap Value Portfolio — 1.25% series contract	79,680.202	52,027.191	46,596.225	85,111.168
U.S. Mid Cap Value Portfolio — 0.95% series contract	3,436.447	161.755	2,698.937	899.265
U.S. Real Estate Portfolio — 1.25% series contract	107,458.198	23,710.611	42,165.583	89,003.226
U.S. Real Estate Portfolio — 0.95% series contract	6,374.611	366.465	1,252.537	5,488.539

16

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2009				Year Ended December 31, 2009
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	413	$11.211328	$11.508083	$4,634	0.00%	0.95%	1.25%	40.59%	41.02%
Core Equity Fund	61	10.098800	10.212277	613	2.00%	0.95%	1.25%	26.69%	27.08%
Government Securities Fund	121	13.416284	13.771147	1,629	5.24%	0.95%	1.25%	-1.26%	-0.96%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	147	9.049172	9.178533	1,327	4.99%	0.95%	1.25%	18.54%	18.90%
Mid Cap Value Fund	156	12.403375	12.580617	1,933	3.73%	0.95%	1.25%	28.32%	28.71%
Ultra Fund	11	9.621508	9.759017	104	0.28%	0.95%	1.25%	32.80%	33.20%
Vista Fund	59	10.427850	10.576893	616	0.00%	0.95%	1.25%	20.94%	21.31%
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	223	24.882318	25.953811	5,545	2.04%	0.95%	1.25%	29.50%	29.89%
Global Allocation Fund	117	24.362816	25.411988	2,846	2.00%	0.95%	1.25%	19.69%	20.06%
High Income Fund	66	18.556238	19.344844	1,226	8.97%	0.95%	1.25%	54.66%	55.13%
Money Market Fund	651	1.302246	1.345142	850	0.14%	0.95%	1.25%	-0.83%	-0.59%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	234	15.351268	16.012700	3,609	0.91%	0.95%	1.25%	32.08%	32.48%
Stock Index Fund, Inc.	812	18.761386	19.569403	15,254	1.97%	0.95%	1.25%	24.75%	25.13%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	299	12.078525	12.251135	3,612	0.43%	0.95%	1.25%	55.70%	56.17%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	443	20.922965	21.823937	9,289	2.46%	0.95%	1.25%	21.03%	21.39%
Developing Leaders Portfolio	322	12.042256	12.508733	3,884	1.49%	0.95%	1.25%	24.46%	24.84%
Growth and Income Portfolio	161	11.698539	12.151596	1,884	1.25%	0.95%	1.25%	27.18%	27.56%
Money Market Portfolio	671	1.080517	1.094428	726	0.13%	0.95%	1.25%	-1.02%	-0.74%
DWS Investments VIT Funds — Class A:
Small Cap Index	104	13.799314	14.248812	1,437	1.54%	0.95%	1.25%	24.99%	25.37%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	733	31.135396	32.476439	22,931	2.92%	0.95%	1.25%	24.31%	24.69%
Enterprise Portfolio	367	19.600569	20.445304	7,201	0.00%	0.95%	1.25%	43.02%	43.45%
Forty Portfolio	360	12.435039	12.840126	4,485	0.04%	0.95%	1.25%	44.50%	44.94%
Worldwide Portfolio	495	19.009303	19.828197	9,431	1.36%	0.95%	1.25%	35.98%	36.39%
Janus Aspen Series — Service Shares:
Overseas Portfolio	369	18.945417	19.446800	6,989	0.42%	0.95%	1.25%	76.83%	77.37%
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	82	10.084951	10.229108	829	0.27%	0.95%	1.25%	42.71%	43.15%
Main Street Fund	26	9.872691	10.013792	260	1.68%	0.95%	1.25%	26.68%	27.07%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	46	12.152233	12.325800	555	7.33%	0.95%	1.25%	38.68%	39.10%
Real Return Portfolio	208	11.630885	11.797021	2,420	2.98%	0.95%	1.25%	16.92%	17.27%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	230	15.676009	16.282889	3,605	8.30%	0.95%	1.25%	8.27%	8.60%
U.S. Mid Cap Value Portfolio	97	11.599857	11.765623	1,122	1.17%	0.95%	1.25%	37.47%	37.88%
U.S. Real Estate Portfolio	94	26.220630	27.236292	2,472	2.88%	0.95%	1.25%	26.75%	27.13%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

17

\

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2008				Year Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	436	$7.974497	$8.160793	$3,480	0.00%	0.95%	1.25%	-47.69%	-47.53%
Core Equity Fund	47	7.971070	8.036226	378	2.45%	0.95%	1.25%	-31.02%	-30.81%
Government Securities Fund	104	13.587730	13.904891	1,417	4.53%	0.95%	1.25%	10.90%	11.24%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	148	7.633677	7.719337	1,133	2.17%	0.95%	1.25%	-38.07%	-37.88%
Mid Cap Value Fund	154	9.665945	9.774376	1,493	0.10%	0.95%	1.25%	-25.30%	-25.07%
Ultra Fund	10	7.245208	7.326500	74	0.00%	0.95%	1.25%	-42.21%	-42.04%
Vista Fund	77	8.622412	8.719167	668	0.00%	0.95%	1.25%	-49.27%	-49.11%
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	227	19.214385	19.981111	4,357	2.30%	0.95%	1.25%	-37.56%	-37.37%
Global Allocation Fund	95	20.354500	21.166763	1,941	2.29%	0.95%	1.25%	-20.43%	-20.19%
High Income Fund	64	11.997956	12.470032	769	9.39%	0.95%	1.25%	-30.06%	-29.85%
Money Market Fund	643	1.313136	1.353058	846	2.45%	0.95%	1.25%	0.95%	1.15%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	246	11.622399	12.086467	2,870	0.79%	0.95%	1.25%	-35.25%	-35.05%
Stock Index Fund, Inc.	822	15.038587	15.638759	12,376	2.12%	0.95%	1.25%	-37.93%	-37.74%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	303	7.757603	7.844649	2,348	0.00%	0.95%	1.25%	-41.92%	-41.74%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	472	17.287881	17.977722	8,184	2.03%	0.95%	1.25%	-30.44%	-30.22%
Developing Leaders Portfolio	325	9.675439	10.019784	3,151	0.92%	0.95%	1.25%	-38.38%	-38.19%
Growth and Income Portfolio	165	9.198753	9.526058	1,520	0.63%	0.95%	1.25%	-41.16%	-40.98%
Money Market Portfolio	923	1.091696	1.102633	1,008	2.43%	0.95%	1.25%	1.17%	1.43%
DWS Investments VIT Funds — Class A:
Small Cap Index	98	11.040204	11.365292	1,079	1.55%	0.95%	1.25%	-34.95%	-34.75%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	767	25.045830	26.045511	19,302	2.71%	0.95%	1.25%	-16.89%	-16.64%
Forty Portfolio	354	8.605297	8.858714	3,054	0.15%	0.95%	1.25%	-44.85%	-44.68%
Mid Cap Growth Portfolio	382	13.705224	14.252575	5,237	0.26%	0.95%	1.25%	-44.43%	-44.26%
Worldwide Growth Portfolio	526	13.979734	14.537779	7,375	1.18%	0.95%	1.25%	-45.36%	-45.19%
Janus Aspen Series — Service Shares:
International Growth Portfolio	369	10.713638	10.963884	3,954	2.87%	0.95%	1.25%	-52.83%	-52.69%
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	80	7.066596	7.145918	568	0.14%	0.95%	1.25%	-46.20%	-46.04%
Main Street Fund	26	7.793221	7.880666	206	1.45%	0.95%	1.25%	-39.24%	-39.06%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	28	8.762768	8.861040	243	7.84%	0.95%	1.25%	-24.50%	-24.27%
Real Return Portfolio	174	9.948143	10.059707	1,735	4.08%	0.95%	1.25%	-8.22%	-7.94%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	205	14.478010	14.992986	2,979	4.51%	0.95%	1.25%	-11.33%	-11.06%
U.S. Mid Cap Value Portfolio	86	8.438291	8.532963	726	0.78%	0.95%	1.25%	-42.03%	-41.85%
U.S. Real Estate Portfolio	94	20.687160	21.423309	1,959	3.76%	0.95%	1.25%	-38.68%	-38.49%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

18

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2007				Year Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	508	$15.245206	$15.553819	$7,750	0.00%	0.95%	1.25%	9.45%	9.79%
Core Equity Fund	43	11.555408	11.614400	498	1.11%	0.95%	1.25%	6.76%	7.08%
Government Securities Fund	66	12.252142	12.500072	811	4.03%	0.95%	1.25%	5.00%	5.32%
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund	156	12.326244	12.426613	1,918	0.71%	0.95%	1.25%	-2.51%	-2.22%
Mid Cap Value Fund	186	12.939262	13.044587	2,412	0.70%	0.95%	1.25%	-3.53%	-3.24%
Ultra Fund	11	12.538191	12.640272	138	0.00%	0.95%	1.25%	19.50%	19.86%
Vista Fund	90	16.996320	17.134659	1,531	0.00%	0.95%	1.25%	38.02%	38.44%
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	248	30.773549	31.904076	7,640	1.53%	0.95%	1.25%	0.54%	0.85%
Global Allocation Fund	92	25.580663	26.520617	2,354	3.05%	0.95%	1.25%	15.54%	15.89%
High Income Fund	87	17.155855	17.776658	1,503	7.95%	0.95%	1.25%	1.11%	1.42%
Money Market Fund	709	1.300749	1.337688	925	4.63%	0.95%	1.25%	2.76%	2.92%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	276	17.949168	18.609031	4,971	0.54%	0.95%	1.25%	6.43%	6.76%
Stock Index Fund, Inc.	885	24.228843	25.119070	21,494	1.73%	0.95%	1.25%	3.93%	4.25%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	322	13.356987	13.465723	4,307	0.00%	0.95%	1.25%	13.28%	13.63%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	547	24.851560	25.764600	13,608	1.59%	0.95%	1.25%	5.79%	6.11%
Developing Leaders Portfolio	382	15.700889	16.210138	6,004	0.83%	0.95%	1.25%	-12.18%	-11.91%
Growth and Income Portfolio	198	15.633335	16.140284	3,102	0.78%	0.95%	1.25%	7.08%	7.41%
Money Market Portfolio	478	1.079095	1.087049	517	4.90%	0.95%	1.25%	3.35%	3.62%
DWS Investments VIT Funds — Class A:
Small Cap Index	104	16.972161	17.418714	1,765	0.91%	0.95%	1.25%	-3.13%	-2.83%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	878	30.137288	31.244935	26,574	2.56%	0.95%	1.25%	9.15%	9.48%
Forty Portfolio	352	15.603909	16.014480	5,501	0.35%	0.95%	1.25%	35.27%	35.68%
Mid Cap Growth Portfolio	419	24.662372	25.569146	10,361	0.22%	0.95%	1.25%	20.51%	20.87%
Worldwide Growth Portfolio	604	25.583578	26.523733	15,497	0.77%	0.95%	1.25%	8.25%	8.58%
Janus Aspen Series — Service Shares:
International Growth Portfolio	349	22.712492	23.172117	7,938	0.47%	0.95%	1.25%	26.41%	26.80%
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	36	13.135633	13.242582	477	0.14%	0.95%	1.25%	12.71%	13.06%
Main Street Fund	31	12.826724	12.931145	393	0.77%	0.95%	1.25%	3.11%	3.43%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	34	11.606268	11.700770	401	7.74%	0.95%	1.25%	2.21%	2.52%
Real Return Portfolio	143	10.839000	10.927266	1,552	4.32%	0.95%	1.25%	9.28%	9.61%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	228	16.328006	16.857428	3,733	3.61%	0.95%	1.25%	4.13%	4.45%
U.S. Mid Cap Value Portfolio	83	14.555182	14.673647	1,210	0.73%	0.95%	1.25%	6.49%	6.81%
U.S. Real Estate Portfolio	114	33.734007	34.827750	3,847	1.21%	0.95%	1.25%	-18.11%	-17.86%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

19

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Year Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	570	$13.928779	$14.167469	$7,944	0.00%	0.95%	1.25%	15.07%	15.42%
Core Equity Fund (*)	48	10.823900	10.846037	522	1.09%	0.95%	1.25%	8.24%	8.46%
Government Securities Fund	64	11.668408	11.868275	744	3.83%	0.95%	1.25%	2.26%	2.57%
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund	146	12.643976	12.708107	1,840	0.01%	0.95%	1.25%	18.49%	18.85%
Mid Cap Value Fund	230	13.413310	13.481310	3,083	0.09%	0.95%	1.25%	18.80%	19.16%
Ultra Fund	7	10.492509	10.545743	71	0.00%	0.95%	1.25%	-4.48%	-4.19%
Vista Fund	85	12.314644	12.377116	1,051	0.00%	0.95%	1.25%	7.65%	7.97%
BlackRock V.I. — Class I:
Basic Value Fund	260	30.608679	31.636508	7,982	1.66%	0.95%	1.25%	20.34%	20.71%
Global Allocation Fund	84	22.140108	22.883770	1,870	2.79%	0.95%	1.25%	15.08%	15.43%
High Income Fund	94	16.967691	17.528151	1,595	7.31%	0.95%	1.25%	8.11%	8.44%
Money Market Fund	712	1.265850	1.299797	904	4.44%	0.95%	1.25%	2.59%	2.76%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	328	16.864692	17.431448	5,548	0.10%	0.95%	1.25%	7.84%	8.17%
Stock Index Fund, Inc.	1,023	23.311957	24.094898	23,894	1.61%	0.95%	1.25%	14.06%	14.40%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	407	11.790739	11.850544	4,804	0.00%	0.95%	1.25%	3.01%	3.32%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	601	23.492331	24.281268	14,154	1.52%	0.95%	1.25%	15.03%	15.37%
Developing Leaders Portfolio	501	17.877947	18.401569	8,965	0.41%	0.95%	1.25%	2.48%	2.79%
Growth and Income Portfolio	229	14.599203	15.026728	3,344	0.77%	0.95%	1.25%	13.09%	13.43%
Money Market Portfolio	343	1.044070	1.049032	359	4.87%	0.95%	1.25%	3.19%	3.48%
DWS Investments VIT Funds — Class A:
Small Cap Index	102	17.520732	17.926929	1,782	0.64%	0.95%	1.25%	16.03%	16.38%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,002	27.611739	28.539411	27,765	2.14%	0.95%	1.25%	9.34%	9.67%
Forty Portfolio	390	11.535242	11.802739	4,507	0.34%	0.95%	1.25%	7.98%	8.31%
Mid Cap Growth Portfolio	489	20.465645	21.153536	10,032	0.00%	0.95%	1.25%	12.20%	12.54%
Worldwide Growth Portfolio	718	23.633899	24.427796	17,024	1.70%	0.95%	1.25%	16.73%	17.08%
Janus Aspen Series — Service Shares:
International Growth Portfolio	273	17.967338	18.275158	4,903	1.95%	0.95%	1.25%	44.80%	45.24%
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund	16	11.653897	11.712998	192	0.32%	0.95%	1.25%	6.60%	6.93%
Main Street Fund	21	12.439676	12.502759	259	1.02%	0.95%	1.25%	13.59%	13.93%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	25	11.355131	11.412719	280	6.87%	0.95%	1.25%	7.74%	8.07%
Real Return Portfolio	90	9.918967	9.969309	895	5.23%	0.95%	1.25%	-0.54%	-0.24%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	221	15.680757	16.139901	3,475	3.91%	0.95%	1.25%	2.44%	2.75%
U.S. Mid Cap Value Portfolio	68	13.668243	13.737539	926	0.29%	0.95%	1.25%	19.19%	19.55%
U.S. Real Estate Portfolio	136	41.196075	42.402143	5,636	1.07%	0.95%	1.25%	36.33%	36.74%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes: Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

20

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Year Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Investments:
Large Company Value — Class I (*)	35	$10.670953	$10.692687	$378	3.95%	0.95%	1.25%	6.71%	6.93%
Mid Cap Value — Class I (*)	9	11.290574	11.313554	101	1.27%	0.95%	1.25%	12.91%	13.14%
Ultra — Class I (*)	5	10.984799	11.007168	57	0.00%	0.95%	1.25%	9.85%	10.07%
Vista — Class I (*)	9	11.439728	11.463018	100	0.00%	0.95%	1.25%	14.40%	14.63%
AIM Variable Investment Funds, Inc.:
Capital Development Fund	64	12.104906	12.275158	776	0.00%	0.95%	1.25%	8.24%	8.57%
Government Securities Fund	70	11.410607	11.571011	803	3.26%	0.95%	1.25%	0.39%	0.70%
Scudder VIT Funds:
Small Cap Index	84	15.100616	15.404037	1,269	0.62%	0.95%	1.25%	2.96%	3.27%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio	638	20.423442	21.045587	13,064	0.02%	0.95%	1.25%	3.08%	3.39%
Growth and Income Portfolio	253	12.909842	13.247779	3,267	1.32%	0.95%	1.25%	2.06%	2.37%
Money Market (*)	405	1.011753	1.013749	410	3.28%	0.95%	1.25%	1.18%	1.37%
Developing Leaders Portfolio	550	17.445936	17.902667	9,610	0.00%	0.95%	1.25%	4.48%	4.80%
Technology Growth Portfolio (*)	2	11.446321	11.469631	28	0.00%	0.95%	1.25%	14.46%	14.70%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	357	15.638756	16.115493	5,606	0.00%	0.95%	1.25%	2.32%	2.63%
Stock Index Fund	1,058	20.438623	21.061274	21,661	1.58%	0.95%	1.25%	3.39%	3.70%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	530	18.241039	18.797207	9,678	0.00%	0.95%	1.25%	10.91%	11.24%
Balanced Portfolio	1,057	25.253488	26.023121	26,789	2.21%	0.95%	1.25%	6.60%	6.93%
Forty Portfolio	421	10.682685	10.897390	4,502	0.21%	0.95%	1.25%	11.44%	11.78%
Worldwide Growth Portfolio	791	20.246596	20.863528	16,049	1.31%	0.95%	1.25%	4.55%	4.86%
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	170	12.408206	12.582703	2,109	1.07%	0.95%	1.25%	30.30%	30.69%
Merrill Lynch Variable Series Funds, Inc.:
Basic Value Fund	271	25.434144	26.208874	6,892	1.36%	0.95%	1.25%	1.66%	1.96%
Domestic Money Market Fund	873	1.233894	1.264875	1,080	2.63%	0.95%	1.25%	1.16%	1.37%
Global Allocation Fund	83	19.239089	19.825288	1,597	2.56%	0.95%	1.25%	9.14%	9.47%
High Current Income Fund	110	15.694137	16.163574	1,728	8.61%	0.95%	1.25%	0.27%	0.58%
Oppenheimer Variable Account Funds — Service Class:
Capital Appreciation Fund (*)	8	10.932051	10.954308	89	0.00%	0.95%	1.25%	9.32%	9.54%
Main Street Fund (*)	10	10.951319	10.973624	104	0.00%	0.95%	1.25%	9.51%	9.74%
PIMCO Variable Insurance Trust:
High Yield Administrative Class (*)	15	10.538907	10.560386	153	3.52%	0.95%	1.25%	5.39%	5.60%
Real Return Administrative Class (*)	37	9.972826	9.993159	366	2.96%	0.95%	1.25%	-0.27%	-0.07%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	242	15.307613	15.708240	3,716	3.52%	0.95%	1.25%	2.91%	3.23%
Mid-Cap Value Portfolio (*)	26	11.467222	11.490571	298	0.17%	0.95%	1.25%	14.67%	14.91%
U.S. Real Estate Portfolio	146	30.218807	31.009682	4,409	1.20%	0.95%	1.25%	15.59%	15.94%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes: Year ended unless otherwise noted.

(*)	Period from May 1, 2005 (commencement of operations) to December 31, 2005.

21

PART C
Other Information

Note:	This Part C contains information related to The Commodore Nauticus® Variable Contract (File No. 33-59861), and Annuity Investors Variable Account A.
Item 24 Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account A. 1/

(2)	Not Applicable.
(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

	(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 12/
(4)	Group Contract Forms, Certificate Forms and Endorsements.
(a)	Group Contract Forms and Endorsements
(i)	Form of Group Flexible Premium Deferred Annuity Contract. 1/

(ii)	Form of Enhanced Group Flexible Premium Deferred Annuity Contract. 1/

(iii)	Form of Loan Endorsement to Group Contract. 1/

(iv)	Form of Employer Plan Endorsement to Group Contract. 1/

(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 1/

(vi)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 1/

(vii)	Form of Long-Term Care Waiver Rider to Group Contract. 1/

1

(viii)	Form of Section 457 Plan/Deferred Compensation Endorsement to Group Contract. 1/

(ix)	Revised Form of Employer Plan Endorsement to Group Contract. 4/

(x)	Revised Form of Tax Sheltered Annuity Endorsement Group Contract. 4/

(xi)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 4/

(xii)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 4/

(xiii)	Form of Settlement Options Endorsement to Certificate 16/
(b)	Certificate of Participation Forms and Endorsements.
(i)	Form of Certificate of Participation. 1/

(ii)	Form of Certificate of Participation under Enhanced Contract. 1/

(iii)	Form of Loan Endorsement to Certificate. 1/

(iv)	Form of Employer Plan Endorsement to Certificate. 1/

(v)	Form of Tax Sheltered Annuity Endorsement to Certificate. 1/

(vi)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 1/

(vii)	Form of Long-Term Care Waiver Rider to Certificate. 1/

(viii)	Form of Deferred Compensation Endorsement to Certificate. 5/

(ix)	Revised Form of Employer Plan Endorsement to Certificate. 4/

(x)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate. 4/

(xi)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 4/

(xii)	Form of Governmental Section 457 Plan Endorsement to Certificate. 4/
(c)	Group Contract Form and Certificate of Participation for use in South Dakota. 1/
(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. 6/

2

(ii)	Form of Certificate of Participation for use in South Dakota. 6/
(d)	Group Contract Form and Certificate of Participation Form for use in Wisconsin.
(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. 6/

(ii)	Form of Certificate of Participation for use in Wisconsin. 6/
(e)	Certificate of Participation Form for use in North Dakota.
(i)	Form of Certificate of Participation for use in North Dakota. 6/
(f)	Form of Endorsement for use in Virginia.
(i)	Form of Employer Plan Endorsement to Group Contract for use in Virginia. 6/

(ii)	Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(iii)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. 6/

(iv)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 6/
(g)	Form of Successor Owner Endorsement to Group Contract. 8/

(h)	Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract. 8/

(i)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 10/

(j)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 10/

(k)	Form of Individual Retirement Annuity Endorsement to Group Contract. 11/

(l)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(m)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 11/

3

	(n)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

	(o)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 11/

	(p)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(5)	(a)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 1/
(i)	Alternative Form of Application. 7/

(ii)	Alternative Form of Application. 4/
	(b)	Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA). 1/

	(c)	Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA). 7/

	(d)	Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract. 13/

(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 7/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/
(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/
(7)	Not Applicable.
(8)	(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

	(b)	Agreement (GAA) between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

	(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

4

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc. and AIM Variable Insurance Funds.21/
(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement.21/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement 15/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008 to Participation Agreement 20/
(e)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(f)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(g)	Dreyfus Stock Index Fund: Participant Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(h)	DWS Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds.20/

(i)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/
(i)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 19/
(j)	Merrill Lynch Variable Series Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/
(i)	Merrill Lynch Variable Series Funds: Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/

(ii)	Merrill Lynch Variable Series Funds: Amendment to Amended and Restated Fund Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 14/

5

(k)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 17/

(l)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and FIMCO Fund Distributors LLC.
(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 15/

(ii)	PIMCO Variable Insurance Trust: Amendment effective May 1, 2005 to Participation Agreement. 19/

(ii)	PIMCO Variable Insurance Trust: Rule 22c-2 Amendment dated April 4, 2007 to Participation Agreement. 20/
(m)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.). 7/

(n)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 20/
(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company.20/
(o)	American Century: Shareholders Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 15/

(i)	Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement.22/
(p)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company® dated October 16, 2006. 20/
(i)	Novation Agreement dated as of February 16, 2010 with respect to Shareholder Information Agreement.22/
(q)	Dreyfus: Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 7/
(i)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 15/

(ii)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006.20/

6

(r)	DWS: Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company®. 9/

(s)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 20/
(i)	Amendment dated as of May 1, 2010 to Administrative Services Letter. 22/
(t)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 20/

(u)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 7/

(v)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 16, 2004.20/

(w)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 14/

(x)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Asset Management, L.P. 6/

(y)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/

(z)	Van Kampen: Service Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Asset Management, Inc. 4/

(aa)	Van Kampen: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 23/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 23/

7

1/	Filed with and incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 on November 8, 1995.

2/	Filed with and incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 on December 4, 1995.

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725 on November 17, 1998.

4/	Filed with and incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 on April 29, 1998.

5/	Filed with and incorporated by reference to Form N-4 on June 2, 1995.

6/	Filed with and incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 on April 24, 1996.

7/	Filed with and incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 on April 29, 1997

8/	Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 26, 1999.

9/	Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File 811-07299 on February 26, 1999.

10/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

11/	Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

12/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2000.

13/	Incorporated by reference to Post Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2001.

14/	Incorporated by reference to Post Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about April 29, 2004.

15/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, SEC File No. 333-88302, 1940 Act File No. 811-21095, on or about March 1, 2005.

16/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-65409, 1940 Act File No. 811-07299, on or about March 1, 2005.

8

17/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-65409 1940 Act File No. 811-07299, on or about April 29, 2005.

18/	Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-59861 1940 Act File No. 811-07299, on or about April 29, 2005.

19/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2006.

20/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

21/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095 on or about April 29, 2004.

22/	Incorporated by reference to Post-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095 on or about April 28, 2010.

23/	Filed herewith.

9

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

	Principal
	Business
Name	Address	Positions and Offices With the Company
Stephen Craig Lindner	(1)	Director
Christopher P. Miliano	(1)	Director
Mark Francis Muething	(1)	Director and Executive Vice President & Secretary
Michael J. Prager	(1)	Director
Charles R. Scheper	(1)	Director and President & Chief Executive Officer
Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer
John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer
Mathew Dutkiewicz	(1)	Senior Vice President
Michael C. Frings	(1)	Senior Vice President
Adrienne Kessling	(1)	Senior Vice President-Operations
Catherine A. Crume	(1)	Vice President
James L. Henderson	(1)	Vice President
Dale Herr	(1)	Vice President
Brian Sponaugle	(1)	Vice President
Richard Crago	(1)	Assistant Vice President & Appointed Actuary
William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel
D. Quentin Reynolds	(1)	Assistant Vice President
Rebecca J. Schriml	(1)	Assistant Vice President
William C. Ellis	(1)	Assistant Treasurer
Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

10

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
Annuity Investors ® Variable Account A is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
|__American Financial Capital Trust II	Delaware	02/04/1997	100	Statutory Trust
|__American Financial Capital Trust III	Delaware	06/25/2003	100	Statutory Trust
|__American Financial Capital Trust IV	Delaware	06/25/2003	100	Statutory Trust
|__American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|__American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|__APU Holding Company	Ohio	10/15/2003	100	Holding Company
|__American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
|__The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|__The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|__Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
|__Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|__World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
|__The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|__Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|__Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
|__Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
|__The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
|__PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
|__PCC Chicago Realty Corp.	New York	12/23/1986	100	Real Estate Developer
|__PCC Gun Hill Realty Corp.	New York	12/18/1985	100	Real Estate Developer
|__PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
|__PCC Scarsdale Realty Corp.	New York	06/01/1986	100	Real Estate Developer
|__PCC Technical Industries, Inc.	Delaware	11/18/1983	100	Holding Company
ESC, Inc.	California	11/02/1962	100	Inactive
|__Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|__PCC Maryland Realty Corp.	Maryland	08/18/1993	100	Real Estate Holding Company
|__Penn Camarillo Realty Corp.	California	11/24/1992	100	Real Estate Holding Company
|__Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|__Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
|__Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
|__Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|__Terminal Realty Penn Co.	District of Columbia	09/23/1968	100	Inactive
|__United Railroad Corp.	Delaware	11/25/1981	100	Inactive
|__Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
|__GAI Insurance Company, Ltd.	Bermuda	09/18/1989	100	Reinsurance
|__Hangar Acquisition Corp.	Ohio	10/06/1995	100	Aircraft Investment
|__PLLS, Ltd.	Washington	05/14/1990	100	Insurance Agency
|__Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
|__Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
|__Republic Indemnity Company of America	California	12/05/1972	100	Workers’ Compensation Insurance
|__Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance

11

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)		Nature of Business
|__Risico Management Corporation	Delaware	01/10/1989	100		Risk Management
|__Dixie Terminal Corporation	Ohio	04/23/1970	100		Real Estate Holding Company
|__Flextech Holding Co., Inc.	Ohio	08/31/2000	100		Packing Manufacturer
|__GAI Holding Bermuda Ltd.	Bermuda	10/03/2007	100		Holding Company
|__GAI Indemnity, Ltd.	United Kingdom	09/27/2007	100		Lloyd’s Corporate Member
|__Marketform Group Limited	United Kingdom	07/12/2002	67.24		Holding Company
|__Marketform Holdings Limited	United Kingdom	06/15/1998	100		Holding Company
|__Caduceus Underwriting Limited	United Kingdom	11/04/2002	100		Inactive
|__Lavenham Underwriting Limited	United Kingdom	08/15/2002	100		Lloyd’s Corporate Member
|__Marketform Limited.	United Kingdom	11/02/1988	100		Underwriting Intermediary
|__Gabinete Marketform SL	Spain	04/29/1996	100		Claims Handling & Client Services
|__Marketform Australia Pty Limited	Australia	03/12/2004	100		Claims Handling & Client Services
|__Studio Marketform SRL	Italy	05/05/2006	100		Claims Manager
|__Marketform Management Services Limited	United Kingdom	11/08/2002	100		Service Company
|__Marketform Managing Agency Limited	United Kingdom	06/15/1998	100		Managing Agency
|__Sampford Underwriting Limited	United Kingdom	04/22/2003	100		Lloyd’s Corporate Member
|__Marketform Trust Company Limited	United Kingdom	10/22/2004	100		Trustee
|__Great American Financial Resources, Inc.	Delaware	11/23/1992	100	(2)	Insurance Holding Company
|__AAG Holding Company, Inc.	Ohio	09/11/1996	100		Holding Company
|__Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100		Financing Entity
|__Great American Life Insurance Company	Ohio	12/29/1961	100		Life Insurance Company
|__Aerielle, LLC	Delaware	02/13/2009	60 (2)		Marketing of Consumer Electronic Products
|__Annuity Investors Life Insurance Company	Ohio	11/13/1981	100		Life Insurance Company
|__Bay Bridge Marina Management, LLC	Maryland	06/30/2009	85		Liquor License Holder for Bay Bridge Grill
|__Brothers Management, LLC	Florida	06/11/2004	99		Restaurants & Ships Store
|__Consolidated Financial Corporation	Michigan	09/10/1985	100		Retirement & Financial Planning Company
|__GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005	100		Holding Company
|__GALIC Brothers, Inc.	Ohio	11/12/1993	80		Real Estate Management
|__GALIC Port Orange, LLC	Florida	09/28/2009	80	(2)	Mortgage Holder-Legacy at Crystal Lake Apartments
|__Galic Storage LLC	Florida	12/17/2009	100	(2)	Title holder - Tropical Storage
|__GALIC-Tuscany Ridge, LLC	Florida	12/10/2009	100	(2)	Mortgage Holder - Tuscany Ridge Apartments
|__Great American Life Insurance Company of New York	New York	12/23/1963	100		Life Insurance Company
|__Loyal American Holding Corporation	Ohio	09/20/2005	100		Holding Company
|__Loyal American Life Insurance Company	Ohio	05/18/1955	100		Life Insurance Company
|__ADL Financial Services, Inc.	North Carolina	09/10/1970	100		Inactive
|__American Retirement Life Insurance Company	Ohio	05/12/1978	100		Life Insurance Company
|__Great American Life Assurance Company	Ohio	08/10/1967	100		Life Insurance Company
|__Purity Financial Corporation	Florida	12/12/1991	100		Credit Union Marketing
|__Manhattan National Holding Corporation	Ohio	08/27/2008	100		Holding Company
|__Manhattan National Life Insurance Company	Illinois	12/20/1956	100		Life Insurance Company
|__Skipjack Marina Corp.	Maryland	06/24/1999	100		Marina Operator
|__United Teacher Associates, Ltd.	Texas	12/17/1998	100	(2)	Holding Company - Limited Partnership
|__United Teacher Associates Insurance Company	Texas	12/15/1958	100		Life Insurance Company
|__United Agency Brokerage GP Inc.	Texas	05/19/2003	100		Intermediate Holding Company
|__UTA Brokerage Group, LP	Texas	05/19/2003	100		Insurance Agency
|__AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100		Insurance Agency
|__Ceres Group, Inc.	Delaware	10/22/1998	100		Holding Company
|__Central Reserve Life Insurance Company	Ohio	07/02/1963	100		Life Insurance Company
|__Provident American Life & Health Insurance Company	Ohio	04/06/1949	100		Life Insurance Company
|__United Benefit Life Insurance Company	Ohio	06/26/1957	100		Life Insurance Company
|__Ceres Administrators, L.L.C.	Delaware	12/04/1998	100		Administration Company
|__Ceres Sales, LLC	Delaware	10/19/1999	100		Inactive
|__Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100		Insurance Agency
|__HealthMark Sales, LLC	Delaware	02/29/2000	100		Inactive
|__Great American Senior Benefits LLC	Ohio	05/25/2001	100		Insurance Agency
|__Continental General Corporation.	Nebraska	02/12/1988	100		Holding Company
|__Continental General Insurance Company	Ohio	05/24/1961	100		Life Insurance Company

12

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Continental Print & Photo Co.	Nebraska	02/13/1975	100	Inactive
|__Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
|__Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
|__Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
|__SPELCO (UK) Ltd.	United Kingdom		99	Inactive
|__SWTC Hong Kong Ltd.	Hong Kong		100	Inactive
|__SWTC, Inc.	Delaware		100	Inactive
|__Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
|__American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|__American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|__American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
|__Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
|__Mid-Continent Casualty Company	Ohio	02/26/1947	100	Property/Casualty Insurance
|__Mid-Continent Assurance Company	Ohio	08/13/1992	100	Property/Casualty Insurance
|__Mid-Continent Excess and Surplus Insurance Company	Delaware	07/10/2009	100	Excess and Surplus Lines Insurance
|__Mid-Continent Specialty Insurance Services, Inc.	Oklahoma	06/15/2009	100	Surplus Lines Brokerage
|__Oklahoma Surety Company	Ohio	08/05/1968	100	Special Coverage Insurance Company
|__Premier International Insurance Company	British West Indies	11/19/2008	100	Direct Write Insurance Company
|__Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|__American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
|__Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
|__Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member
|__Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
|__Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|__Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|__Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
|__Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
|__Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
|__Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__El Aguila, Compañia de Seguros, S.A. de C.V.	Mexico	11/24/1994	100	Property/Casualty Insurance
|__Financiadora de Primas Condor, S.A. de C.V.	Mexico	03/16/1998	99	Premium Finance
|__Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
|__FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
|__Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
|__GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|__GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|__GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
|__Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|__Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
|__Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
|__Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|__Great American Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|__Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
|__Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|__Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|__Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|__Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
|__Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|__Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd’s Plan Insurer
|__Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|__Great American Management Services, Inc	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
|__Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
|__Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
|__Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|__Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
|__Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
|__National Interstate Corporation	Ohio	01/26/1989	53.78	Holding Company

13

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|__Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
|__Hudson Indemnity, Ltd.	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
|__Hudson Management Group, Ltd.	Virgin Islands	07/29/2004	100	Insurance Administrative Services
|__National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
|__Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
|__National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
National Interstate Insurance Company of Hawaii, Inc.	Ohio	09/20/1999	100	Property/Casualty Insurance
|__Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|__Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
|__Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Litigation & Claims Support Services
|__Penn Central U.K. Limited.	United Kingdom	10/28/1992	100	Insurance Holding Company
|__Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|__Pinecrest Place LLC	Florida	11/05/2009	100	Mortgage Holder-Miami-Coconut Palm Estates
|__PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
|__Preferred Market Solutions, LLC	Ohio	01/08/2008	100	Brokerage Consultant Business
|__Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__Strategic Comp Holdings, L.L.C.	Louisiana	12/28/2002	100	Holding Company
|__Strategic Comp Services, L.L.C.	Louisiana	12/31/2002	100	Claims Services Provider
|__Strategic Comp, L.L.C.	Louisiana	12/31/2002	100	Insurance Agency
|__One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
|__Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
|__AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
|__Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
|__TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
|__Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s).

14

Item 27. Number of Certificate Owners
As of March 31, 2010, there were 5,524 Participants (Certificate Owners) in 143 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such is claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

15

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at the Administrative Office.
Item 31. Management Services
Not Applicable.

16

Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

17

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th of April, 2010.

ANNUITY INVESTORS® VARIABLE ACCOUNT A (Registrant)
By:	/s/ Charles R. Scheper Charles R. Scheper*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper Charles R. Scheper*
President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Charles R. Scheper Charles R. Scheper*	President and Chief Executive Officer	April 15, 2010

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	April 15, 2010

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	April 15, 2010

/s/ Mark Francis Muething Mark Francis Muething*	Director	April 15, 2010

/s/ Christopher Miliano Christopher Miliano*	Director	April 15, 2010

/s/ Michael J. Prager Michael J. Prager*	Director	April 15, 2010

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		April 15, 2010

18

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10.	Consent of Independent Registered Public Accounting Firm.

99.	Powers of Attorney

19